As filed with the Securities and Exchange Commission on April 29, 1998

                                                      Registration No. 33-63246


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.        [ ]
                       POST-EFFECTIVE AMENDMENT NO. 5 [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                 Amendment No. 6            [X]
                        (Check appropriate box or boxes)


                          WRL SERIES ANNUITY ACCOUNT B
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)
                               201 Highland Avenue
                              Largo, Florida 33770
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (813) 585-6565
                                 --------------

                            Thomas E. Pierpan, Esq.
        Vice President, Assistant Secretary and Associate General Counsel
                   Western Reserve Life Assurance Co. of Ohio
                               201 Highland Avenue
                              Largo, Florida 33770
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                        --------------------------------

It is proposed that this filing will become effective (check appropriate space):

______  immediately upon filing pursuant to paragraph (b) of Rule 486

__X___  on May 1, 1998 pursuant to paragraph (b) of Rule 486

______  60 days after filing pursuant to paragraph (a) of Rule 485

______  on DATE  , pursuant to paragraph (a) of Rule 486

                          WRL SERIES ANNUITY ACCOUNT B
                        POST-EFFECTIVE AMENDMENT NO. 5 TO
                        REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933 ON FORM N-4


                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

        FORM N-4 ITEM                             PROSPECTUS CAPTION

1.      Cover Page.................................Cover Page

2.      Definitions................................Definitions of Special Terms

3.      Synopsis or Highlights.....................Summary

4.      Condensed Financial
        Information................................Condensed Financial Information

5.      General Description of
        Registrant, Depositor,
        and Portfolio Companies....................Western Reserve,  the Series Account B, and
                                                   the Trust; Voting Right

6.      Deductions.................................Charges  and  Deductions;  Distribution  of
                                                   the Contracts

7.      General Description of
        Variable Annuity Contracts.................Western Reserve, the Series Account B, and
                                                   the  Trust;  The  Contract; Statement of
                                                   Additional Information

8.      Annuity Period.............................The Contract - Annuity Provisions

9.      Death Benefit..............................The  Contract -  Accumulation  Provisions -
                                                   Death  Benefits  during  the   Accumulation
                                                   Period;  The Contract - Annuity  Provisions
                                                   - Death Benefits after the Maturity Date

10.     Purchases and Contract
        Value......................................The  Contract -  Accumulation  Provisions -
                                                   Purchase  Payments,  Net Purchase Payments,
                                                   Accumulation  Unit Value;  Distribution  of
                                                   the Contracts

                                      (i)


FORM N-4 ITEM                                      PROSPECTUS CAPTION

11.     Redemptions................................The  Contract -  Accumulation  Provisions -
                                                   Partial Withdrawals and Surrenders;  Other
                                                   Matters Relating to the Contract - Right
                                                   to Examine Contract

12.     Taxes......................................Federal Tax Matters

13.     Legal Proceedings..........................Legal Proceedings

14.     Table of Contents of the
        Statement of Additional
        Information................................Statement of Additional Information


                                                   STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                      INFORMATION CAPTION

15.     Cover Page.................................Cover Page

16.     Table of Contents..........................Table of Contents

17.     General Information and
        History....................................Not Applicable

18.     Services...................................Custodian; Independent Accountants

19.     Purchase of Securities Being
        Offered....................................Addition, Deletion and Substitution of
                                                   Investments

20.     Underwriters...............................Distribution of Contracts

21.     Calculation of Performance
        Data.......................................Calculation of Performance Related
        Information

22.     Annuity Payments...........................Not Applicable

23.     Financial Statements.......................Financial Statements


                                      (ii)

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                         JANUS RETIREMENT ADVANTAGE(R)

        Flexible Payment Variable Accumulation Deferred Annuity Contract

                                   Prospectus

                                  MAY 1, 1998

            ISSUED BY:                       DISTRIBUTED BY:
Western Reserve Life Assurance Co.        InterSecurities, Inc.
              of Ohio                      201 Highland Avenue
        201 Highland Avenue             Largo, Florida 33770-2597
     Largo, Florida 33770-2597

            Please direct all telephone inquiries to 1-800-504-4440.

This Prospectus describes the Janus Retirement Advantage(R) (the "Contract"), a tax deferred variable annuity contract issued by Western Reserve Life Assurance Co. of Ohio ("Western Reserve").

The Contract provides for accumulation of Contract values on a variable basis, a fixed basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a variable basis or a fixed basis. If the variable basis is chosen, Contract values will be held in the WRL Series Annuity Account B (the "Series Account") and will vary according to the investment performance of the underlying investment portfolios of the Janus Aspen Series (the "Trust"). If the fixed basis is chosen, Contract values will be allocated to the Fixed Account and earn interest at no less than the minimum guaranteed rate.

There are currently twelve Sub-Accounts of the Series Account (in addition to the Fixed Account) available during the Accumulation Period and after the Maturity Date. Each Sub-Account invests in one investment portfolio of the Trust and Net Purchase Payments will be allocated to one or more of these Sub-Accounts or the Fixed Account as directed by the Owner. The twelve investment portfolios of the Trust are: the Growth Portfolio, the Aggressive Growth Portfolio, the Capital Appreciation Portfolio, the International Growth Portfolio, the Worldwide Growth Portfolio, the Balanced Portfolio, the Equity Income Portfolio, the Growth and Income Portfolio, the Flexible Income Portfolio, the High-Yield Portfolio, the Short-Term Bond Portfolio and the Money Market Portfolio. Janus Capital Corporation ("Janus Capital") serves as Investment Adviser to the Trust. (Effective May 1, 1998, the Short-Term Bond Portfolio will not be available to new investors and it is anticipated that this Portfolio will be liquidated once required regulatory approvals are obtained.)

This Prospectus sets forth information about the Contract that a prospective investor should know before investing. Additional information about the Series Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge by writing to Western Reserve, P.O. Box 9052, Clearwater, FL 33758-9052; or by calling (800) 504-4440. The table of contents for the Statement of Additional Information appears on page 44 of this Prospectus.

THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES FOR THE JANUS ASPEN SERIES. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN ALL STATES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, A BANK OR DEPOSITORY INSTITUTION, AND THE CONTRACT IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY AND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                             MAY 1, 1998

                      This page intentionally left blank.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                             MAY 1, 1998

                                    CONTENTS

DEFINITIONS OF SPECIAL TERMS.................    3
SUMMARY......................................    5
CALCULATION OF YIELDS AND TOTAL RETURNS......   12
OTHER PERFORMANCE DATA.......................   15
PUBLISHED RATINGS............................   16
WESTERN RESERVE, THE SERIES ACCOUNT, AND THE
  TRUST......................................   16
Western Reserve Life Assurance Co. of Ohio...   16
WRL Series Annuity Account B.................   17
Janus Aspen Series...........................   17
CHARGES AND DEDUCTIONS.......................   18
No Sales Charge..............................   19
Transfer Charge..............................   19
Mortality and Expense Risk Charge............   19
Annual Contract Charge.......................   19
Administrative Charge........................   20
Premium Taxes................................   20
Deductions for Other Taxes...................   20
Expenses of the Trust........................   20
THE CONTRACT -- ACCUMULATION PROVISIONS......   21
Purchase Payments............................   21
Net Purchase Payments........................   22
Accumulation Unit Value......................   23
Computing Sub-Account Value..................   23
Portfolio Share Net Asset Value..............   24
Transfers to and from, and among Allocation
  Options....................................   24
Systematic Exchanges.........................   25
Partial Withdrawals and Surrenders...........   25
Death Benefits during the Accumulation
  Period.....................................   27

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                        MAY 1, 1998    1

THE CONTRACT -- ANNUITY PROVISIONS...........   29
Maturity Date and Selection of Annuity
  Options....................................   29
Fixed Account Annuity Options................   31
Series Account Annuity Options...............   31
Death Benefits after the Maturity Date.......   32
Improved Annuity Rates.......................   32
Proof of Age, Sex, and Survival..............   32
OTHER MATTERS RELATING TO THE CONTRACT.......   32
Changes in Purchase Payments.................   32
Right to Examine Contract....................   32
Contract Payments............................   33
Ownership....................................   33
Annuitant....................................   33
Beneficiary..................................   34
Modification or Waiver.......................   34
FEDERAL TAX MATTERS..........................   34
Introduction.................................   34
Company Tax Status...........................   35
Taxation of Annuities........................   35
Individual Retirement Annuities..............   37
Roth Individual Retirement Annuities ("Roth
  IRA")......................................   38
Additional Considerations....................   38
THE FIXED ACCOUNT............................   40
Minimum Guaranteed and Current Interest
  Rates......................................   40
Fixed Account Value..........................   41
Allocations, Transfers and Partial
  Withdrawals................................   41
DISTRIBUTION OF THE CONTRACTS................   42
VOTING RIGHTS................................   42
YEAR 2000 MATTERS............................   43
LEGAL PROCEEDINGS............................   44
STATEMENT OF ADDITIONAL INFORMATION..........   44

 2   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                        MAY 1, 1998

                                 DEFINITIONS OF
                                 SPECIAL TERMS

ACCUMULATION PERIOD - The period between the Contract Date and the Maturity Date while the Contract is in force.

ACCUMULATION UNIT VALUE - An accounting unit of measure used to calculate Sub-Account values during the Accumulation Period.

ADMINISTRATIVE OFFICE - Western Reserve's administrative office for variable insurance products, the address of which is P.O. Box 9052, Clearwater, Florida 33758-9052.

ALLOCATION OPTIONS - The Fixed Account and the Sub-Accounts of the Series
Account.

ANNUITANT - The person named in the application, or as subsequently changed, to receive annuity payments. The Annuitant may be changed as provided in the Contract's death benefit provisions and annuity provisions.

ANNUITY PROCEEDS - The amount applied to purchase periodic annuity payments. Such amount is the Annuity Value on the Maturity Date, less any applicable premium tax.

ANNUITY VALUE - The sum of the Series Account Value and the Fixed Account Value.

ANNUITY UNIT VALUE - An accounting unit of measure used to calculate annuity payments from certain Sub-Accounts after the Maturity Date.

ANNIVERSARY - The same day and month as the Contract Date for each succeeding year the Contract remains in force.

ATTAINED AGE - The Issue Age plus the number of completed Contract Years. Issue Age refers to the age on the birthday nearest the Contract Date.

BENEFICIARY - The person(s) entitled to receive the death benefit proceeds under the Contract.

CASH VALUE - The Annuity Value less any applicable premium taxes.

CODE - The Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY - The person named in the application to become the new Beneficiary upon the current Beneficiary's death.

CONTRACT DATE - The later of the date on which the initial Purchase Payment is received and the date that the properly completed application is received at Western Reserve's Administrative Office.

CONTRACT YEAR - A period of twelve consecutive months beginning on the Contract Date and any Anniversary thereafter.

FIXED ACCOUNT - An Allocation Option under the Contract that provides for accumulation of Net Purchase Payments and options for annuity payments on a fixed basis. For Contracts issued in the State of Washington, the Fixed Account is not available for allocation of Net Purchase Payments or transfers of Annuity Value from the Sub-Accounts.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                        MAY 1, 1998    3

FIXED ACCOUNT VALUE - During the Accumulation Period, the value in the Fixed Account allocable to a Contract.

IN FORCE - Condition under which the Contract is active and the Owner is entitled to exercise all rights under the Contract.

ISSUE AGE - Refers to the age on the birthday nearest the Contract Date.

MATURITY DATE - The date on which the Accumulation Period ends and annuity payments are to commence.

NET PURCHASE PAYMENT - The Purchase Payment less any applicable premium taxes. (See "Premium Taxes" on page 20.)

NON-QUALIFIED CONTRACTS - Contracts issued other than in connection with retirement plans that qualify for special Federal income tax treatment under the Code.

OWNER - The person(s) entitled to exercise all rights under the Contract. The Annuitant is the Owner unless the application states otherwise, or unless a change of ownership is made at a later time.

PORTFOLIO - A separate investment portfolio of the Trust.

PURCHASE PAYMENTS - Amounts paid by an Owner or on the Owner's behalf to Western Reserve as consideration for the benefits provided by the Contract.

QUALIFIED CONTRACTS - Contracts issued in connection with retirement plans that qualify for special Federal income tax treatment under Sections 408 or 408A of the Code.

SERIES ACCOUNT OR SEPARATE ACCOUNT - WRL Series Annuity Account B, a separate investment account composed of several Sub-Accounts established to receive and invest Net Purchase Payments not allocated to the Fixed Account.

SERIES ACCOUNT VALUE - During the Accumulation Period, the value in the Series Account allocable to a Contract, which value is equal to the total of the values allocable to a Contract in each of the Sub-Accounts during the Accumulation Period.

SUB-ACCOUNT - A sub-division of the Series Account that invests exclusively in the shares of a specified Portfolio and supports the Contracts. Sub-Accounts corresponding to each applicable Portfolio hold assets under the Contract during the Accumulation Period. Sub-Accounts corresponding to each applicable Portfolio will hold assets after the Maturity Date if a Series Account annuity option is selected.

SURRENDER - The termination of a Contract at the option of the Owner.

TRUST - Janus Aspen Series.

VALUATION DATE - Each day on which the New York Stock Exchange is open for business.

VALUATION PERIOD - The period commencing at the end of one Valuation Date and continuing to the end of the next succeeding Valuation Date.

 4   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                        MAY 1, 1998

                                    SUMMARY

This summary provides you with an overview of the tax deferred variable annuity contract offered by Western Reserve and funded by the WRL Series Annuity Account B and the Fixed Account.

THE CONTRACT
The Janus Retirement Advantage(R) (the "Contract") is a tax deferred variable annuity contract that may be purchased by submitting a completed application to Western Reserve for its approval. The Contract provides for accumulation of Annuity Values on a variable basis, a fixed basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a variable basis or a fixed basis. (See "THE CONTRACT - Accumulation Provisions" on page 21 and "THE CONTRACT - Annuity Provisions" on page 29.) (For information about tax status, see "FEDERAL TAX MATTERS" on pages 34-38.)

RIGHT TO EXAMINE CONTRACT
If an Owner is not satisfied with the Contract, it may be cancelled by returning it within ten days after receipt (the "Free-Look Period") together with a written request for cancellation. In such event, Western Reserve will pay the Owner an amount equal to the sum of: (i) the Purchase Payments received; plus (or minus) (ii) the accumulated gains (or losses), if any, in the Series Account for the Contract as of the date Western Reserve receives the returned Contract. Certain states require a Free-Look Period longer than ten days, either for all Contract Owners or for certain classes of Contract Owners. (In certain states, Western Reserve will refund the Purchase Payment.) (See "OTHER MATTERS RELATING TO THE CONTRACT - Right to Examine Contract" on page 32.)

THE TRUST
The underlying variable investments for the Contract are shares of the twelve Portfolios of the Trust: the Growth Portfolio, the Aggressive Growth Portfolio, the Capital Appreciation Portfolio, the International Growth Portfolio, the Worldwide Growth Portfolio, the Balanced Portfolio, the Equity Income Portfolio, the Growth and Income Portfolio, the Flexible Income Portfolio, the High-Yield Portfolio, the Short-Term Bond Portfolio (effective May 1, 1998, this Portfolio will not be available to new investors*) and the Money Market Portfolio. Janus Capital serves as Investment Adviser to the Portfolios. Western Reserve reserves the right to offer additional investment portfolios or mutual funds with differing investment objectives. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE TRUST - Janus Aspen Series" on page 17.)

---------------

* Investors who purchased their Contracts prior to May 1, 1998, may allocate new purchase payments and transfer amounts into and out of the Short-Term Bond Portfolio until further notice. It is anticipated that this Portfolio will be liquidated once required regulatory approvals are obtained.
JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                        MAY 1, 1998    5

PURCHASE PAYMENTS
The Owner may make Purchase Payments at such frequency as the Owner elects. The initial Purchase Payment generally must accompany the application, and must be at least $2,500 unless Western Reserve consents to a smaller amount. Subsequent Purchase Payments must be at least $100, unless Western Reserve consents to a smaller amount. The maximum amount of Purchase Payments that may be made in any Contract Year is $1,000,000, unless Western Reserve consents to a larger amount. Western Reserve reserves the right to reject any Purchase Payment for any reason permitted by law. (See "THE CONTRACT - ACCUMULATION PROVISIONS - Purchase Payments" on page 21.)

PARTIAL WITHDRAWAL AND SURRENDER PRIVILEGE
A Contract may be surrendered or portions of the Cash Value may be partially withdrawn at any time prior to the Maturity Date. The Cash Value may not, however, be reduced by any partial withdrawal to less than $2,500. (See "THE CONTRACT - ACCUMULATION PROVISIONS - Partial Withdrawals and Surrenders" on page 25.) Moreover, a partial withdrawal or Surrender may have Federal income tax consequences. (See "FEDERAL TAX MATTERS - Individual Retirement Annuities" on page 37.)

NO SALES CHARGE
No deductions for sales expenses are made from Purchase Payments or from withdrawals or Surrenders. However, a penalty tax is currently imposed on withdrawals or Surrenders if such withdrawals or Surrenders are made prior to age 59 1/2 and other exceptions do not apply. (See "FEDERAL TAX MATTERS" on pages 34-38.)

MORTALITY AND EXPENSE RISK CHARGE
For assuming mortality and expense risks under the Contract, Western Reserve imposes a 0.50% per annum charge against the Annuity Value held in the Series Account. (See "CHARGES AND DEDUCTIONS - Mortality and Expense Risk Charge" on page 19.) This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date.

ANNUAL CONTRACT CHARGE
An Annual Contract Charge of $30 will be deducted annually on the Anniversary and upon any surrender or payment of a death benefit during the Accumulation Period on other than an Anniversary. (See "CHARGES AND DEDUCTIONS - Annual Contract Charge" on page 19.)

ADMINISTRATIVE CHARGE
Western Reserve imposes a daily Administrative Charge equal to an annual rate of 0.15% against all Annuity Value held in the Series Account. (See "CHARGES AND DEDUCTIONS - Administrative Charge" on page 20.)

PREMIUM TAXES
No deduction is made for premium taxes unless Western Reserve incurs a premium tax under state law. Certain states impose premium taxes ranging up to 3.5% of Purchase Payments. (See "CHARGES AND DEDUCTIONS - Premium Taxes" on page 20.)

 6   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                        MAY 1, 1998

CHARGES BY THE TRUST
The Trust is subject to certain fees, charges and expenses. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE TRUST - Janus Aspen Series" on page 17 and the Prospectuses for the Trust.)

SUMMARY OF CHARGES AND EXPENSES
The following illustrates the charges and deductions under the Contract during the Accumulation Period, as well as the fees and expenses of the Trust.

    OWNER TRANSACTION EXPENSES

         Sales Load Imposed on Purchases                      None
         Maximum Contingent Deferred Sales
           Charge                                             None
         Transfer Charge
           On first 12 transfers each year                    None
           On each transfer thereafter                      $10.00
         Annual Contract Charge*               $30.00 Per Contract

  * Deduction of the Annual Contract Charge is currently waived when the Annuity Value on the Anniversary is equal to or greater than $25,000.

    SEPARATE ACCOUNT ANNUAL EXPENSES
    (as a % of average Series Account Value)

         Mortality and Expense Risk Charge                0.50%
         Other Account Fees and Expenses (See
           "Administrative Charge" on page 20)            0.15%
         Total Separate Account Annual Expenses           0.65%

TRUST ANNUAL EXPENSES (after fee waivers and reductions)**
(as a % of average net assets for the period ended December 31, 1997)

--------------------------------------------------------------------------------------------
                                   AGGRESSIVE     CAPITAL      INTERNATIONAL   WORLDWIDE
                        GROWTH       GROWTH     APPRECIATION      GROWTH        GROWTH
                       PORTFOLIO   PORTFOLIO    PORTFOLIO***     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------
Management Fees          0.65%       0.73%         0.23%           0.67%         0.66%
Other Expenses (after
  any fee waivers)       0.05%       0.03%         1.03%           0.29%         0.08%
Total Operating
  Expenses               0.70%       0.76%         1.26%           0.96%         0.74%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                EQUITY       GROWTH AND     FLEXIBLE
                                 BALANCED       INCOME         INCOME        INCOME
                                 PORTFOLIO   PORTFOLIO***   PORTFOLIO***    PORTFOLIO
--------------------------------------------------------------------------------------------
Management Fees                    0.76%        0.00%           0.67%         0.65%
Other Expenses (after any fee
  waivers)                         0.07%        1.25%           0.30%         0.10%
Total Operating Expenses           0.83%        1.25%           0.97%         0.75%
--------------------------------------------------------------------------------------------

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                        MAY 1, 1998    7

---------------------------------------------------------------------------------------------
                                                 HIGH-     SHORT-TERM     MONEY
                                                 YIELD        BOND       MARKET
                                               PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------
Management Fees                                  0.00%       0.39%        0.22%
Other Expenses (after any fee waivers)           1.00%       0.26%        0.28%
Total Operating Expenses                         1.00%       0.65%        0.50%
---------------------------------------------------------------------------------------------

----------------
  ** Management fees for Growth, Aggressive Growth, Capital Appreciation,
     International Growth, Worldwide Growth, Balanced and Equity Income Portfolios were reduced on July 1, 1997. The reduced management fee for each of these Portfolios is reflected in the fee table. Other expenses for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, Equity Income and Growth and Income Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Portfolios would have been 0.74%, 0.04%, and 0.78% for Growth Portfolio; 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 1.14%, 1.05%, and 2.19% for Capital Appreciation Portfolio; 0.79%, 0.29%, and 1.08% for International Growth Portfolio; 0.72%, 0.09% and 0.81% for Worldwide Growth Portfolio; 0.77%, 0.06% and 0.83% for Balanced Portfolio; 0.76%, 4.99%, and 5.75% for Equity Income Portfolio; estimated to be 0.75%, 0.30% and 1.05% for Growth and Income Portfolio; 0.75%, 2.52% and 3.27% for High-Yield Portfolio; 0.65%, 0.26% and 0.91% for Short-Term Bond Portfolio; and 0.25%, 0.30% and 0.55% for Money Market Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees of the Trust.

 *** Because the Capital Appreciation and Equity Income Portfolios commenced operations on May 1, 1997, the "Management Fees," "Other Expenses," and "Total Operating Expenses" for these Portfolios are annualized. Because the Growth and Income Portfolio will commence operations on May 1, 1998, the "Management Fees," "Other Expenses," and "Total Operating Expenses" for this Portfolio are based on estimates of expenses for its initial operating year.

The purpose of the preceding Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account for the fiscal year ended December 31, 1997 and charges for the Portfolios of the Trust for the periods described in the footnotes above. Actual expenses of the Trust may be higher or lower in the future. Certain states and other governmental entities may impose a premium tax; the Table does not include any premium tax. For more information on the charges described in this Table see "CHARGES AND DEDUCTIONS" on page 18 and the Trust Prospectuses which accompany this Prospectus.

 8   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                        MAY 1, 1998

EXAMPLES
Regardless of whether you surrender or annuitize your Contract at the end of the applicable time period or if you hold your Contract until the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

--------------------------------------------------------------------------------------
                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
Growth Sub-Account                            $15       $45      $ 78       $171
Aggressive Growth Sub-Account                 $15       $47      $ 81       $177
Capital Appreciation Sub-Account              $20       $62      $107       $231
International Growth Sub-Account              $17       $53      $ 92       $199
Worldwide Growth Sub-Account                  $15       $46      $ 80       $175
Balanced Sub-Account                          $16       $49      $ 85       $185
Equity Income Sub-Account                     $20       $62      $107       $230
Growth and Income Sub-Account                 $17       $53      $ 92       $200
Flexible Income Sub-Account                   $15       $47      $ 81       $176
High-Yield Sub-Account                        $18       $54      $ 94       $204
Short-Term Bond Sub-Account                   $14       $44      $ 75       $165
Money Market Sub-Account                      $12       $39      $ 67       $148
--------------------------------------------------------------------------------

The above examples assume that no transfer charges have been assessed. In addition, the examples factor in the $30 annual contract charge based on an estimated average Series Account value per Contract of $39,217 which translates that charge into an assumed charge at an annual rate of 0.08% of the Series Account value.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

DEATH BENEFIT
If the Annuitant is also the Owner or if the Owner is not a natural person, and the Annuitant dies at any time before the Maturity Date, a death benefit will be provided, unless certain elections have been made that would keep the Contract in force. After the Maturity Date, death benefits will be paid in accordance with the annuity option then in effect. (See "THE CONTRACT - ACCUMULATION PROVISIONS - Death Benefits during the Accumulation Period" on page 27 and "THE CONTRACT - ANNUITY PROVISIONS - Death Benefits after the Maturity Date" on page 32.)

ANNUITY PAYMENT OPTIONS
Annuity payment options are available under the Contract for distribution of the Annuity Proceeds after the Maturity Date. The Maturity Date may not be earlier than the end of the fifth Contract Year and cannot be deferred beyond the Annuitant reaching Attained Age 90. Subject to these limitations, the default Maturity Date may be changed by the Owner, at any time prior to that date, by delivering a written request to Western Reserve. (See "THE CONTRACT - ANNUITY PROVISIONS - Maturity Date and Selection of Annuity Options" on page 29.)

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                        MAY 1, 1998    9

TRANSFERS
Prior to the Maturity Date, the Owner may transfer any or all of the Annuity Value from any Sub-Account to the Fixed Account, from the Fixed Account to any Sub-Account, or among the Sub-Accounts. (For Contracts issued in the State of Washington, the Fixed Account is not available for transfers of Annuity Value from the Sub-Accounts.) (See "THE CONTRACT - ACCUMULATION PROVISIONS - Transfers to and from, and among Allocation Options" on page 24.) Western Reserve will impose a charge of $10 for each transfer following the first twelve transfers made during any Contract Year. This charge will not be increased. Certain restrictions apply to transfers from the Fixed Account. Western Reserve may at any time revoke or modify the transfer privilege. (See "THE
CONTRACT - ACCUMULATION PROVISIONS - Transfers to and from, and among Allocation Options" on page 24 and "THE FIXED ACCOUNT - Allocations, Transfers and Partial Withdrawals" on page 41.)

FIXED ACCOUNT
Annuity Values allocated to the Fixed Account will be held in the general account of Western Reserve and earn interest at no less than the minimum guaranteed rate. Matters pertaining to the Fixed Account are discussed in the section entitled "THE FIXED ACCOUNT" beginning on page 40.

CONDENSED FINANCIAL INFORMATION

----------------------------------------------------------------------------------------
                                      PERIOD FROM 9/14/93* TO 12/31/93
                         -----------------------------------------------------------
                                                                      NUMBER OF
                         ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                         VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
      SUB-ACCOUNT            OF PERIOD            OF PERIOD           OF PERIOD
----------------------------------------------------------------------------------------
International Growth            9.665               11.801           135,202.435
Worldwide Growth               11.991               15.144           732,914.024
Balanced                       10.720               13.264           247,488.141
Flexible Income                 9.895               12.152           200,443.851
Short-Term Bond                10.038               10.902           111,209.654
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                       PERIOD FROM 5/1/95* TO 12/31/95
                         -----------------------------------------------------------
                                                                      NUMBER OF
                         ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                         VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
      SUB-ACCOUNT            OF PERIOD            OF PERIOD           OF PERIOD
----------------------------------------------------------------------------------------
Money Market                  $10.000              $10.303            167,435.066
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31, 1996
                         -----------------------------------------------------------
                                                                      NUMBER OF
                         ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                         VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
      SUB-ACCOUNT            OF PERIOD            OF PERIOD           OF PERIOD
----------------------------------------------------------------------------------------
Growth                        $13.613              $16.010          1,042,859.684
Aggressive Growth              17.213               18.449          1,020,107.090
International Growth           11.801               15.785            390,010.601
Worldwide Growth               15.144               19.402          1,211,235.201
Balanced                       13.264               15.301            348,749.461
Flexible Income                12.152               13.175            166,841.253
Short-Term Bond                10.902               11.255             89,662.336
Money Market                   10.303               10.744            567,317.336
----------------------------------------------------------------------------------------

* Commencement of operations of the Sub-Account.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    11

----------------------------------------------------------------------------------------
                                       PERIOD FROM 5/1/96* TO 12/31/96
                         -----------------------------------------------------------
                                                                      NUMBER OF
                         ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                         VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
      SUB-ACCOUNT            OF PERIOD            OF PERIOD           OF PERIOD
----------------------------------------------------------------------------------------
High-Yield                    $10.000              $11.191            58,905.138
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31, 1997
                         -----------------------------------------------------------
                                                                      NUMBER OF
                         ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                         VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
      SUB-ACCOUNT            OF PERIOD            OF PERIOD           OF PERIOD
----------------------------------------------------------------------------------------
Growth                        $16.010              $19.524          1,514,530.379
Aggressive Growth              18.449               20.651            984,381.141
International Growth           15.785               18.585            821,409.199
Worldwide Growth               19.402               23.547          1,875,176.146
Balanced                       15.301               18.562            608,080.467
Flexible Income                13.175               14.629            250,305.069
Short-Term Bond                11.255               11.934            127,534.600
Money Market                   10.744               11.226            656,381.666
High-Yield                     11.191               12.895            225,866.419
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                       PERIOD FROM 5/1/97* TO 12/31/97
                         -----------------------------------------------------------
                                                                      NUMBER OF
                         ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                         VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
      SUB-ACCOUNT            OF PERIOD            OF PERIOD           OF PERIOD
----------------------------------------------------------------------------------------
Capital Appreciation          $10.000              $12.605           209,216.685
Equity Income                  10.000               13.412           227,237.196
----------------------------------------------------------------------------------------

* Commencement of operations of the Sub-Account.

Because the Growth and Income Sub-Account did not commence operations until May 1, 1998, there is no condensed financial information for this Sub-Account for the year ended December 31, 1997.

                             CALCULATION OF YIELDS
                               AND TOTAL RETURNS

From time to time, Western Reserve may disclose in advertisements and sales literature yields and total returns for the Sub-Accounts representing the Accumulation Period under a Contract. In addition, Western Reserve may, on the same basis, advertise the effective yield of the Money Market Sub-Account under a contract. THESE YIELDS AND TOTAL RETURNS ARE BASED ON THE SUB-ACCOUNTS' HISTORICAL PERFORMANCE ONLY AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For more detailed information about the performance data calculations described below, see the Statement of Additional Information.

 12   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

YIELD
The yield of the Money Market Sub-Account refers to the annualized income produced by a hypothetical Series Account Value in the Money Market Sub-Account under a Contract over a specified seven day period. The yield calculation assumes that the same amount of income produced for that seven day period is also produced for each seven day period over a fifty-two week period and is shown as a percentage of the hypothetical Series Account Value. The effective yield is calculated similarly but, when annualized, the income earned by the Series Account Value in the Money Market Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment of income. Based on the method of calculation described in the Statement of Additional Information, for the seven-day period ended December 31, 1997, the current yield and effective yield for the Money Market Sub-Account were as follows:

            Current Yield   = 4.63%
            Effective Yield = 4.74%

The yield of a Sub-Account other than the Money Market Sub-Account refers to the income produced by a hypothetical Series Account Value in the other Sub-Account under a Contract over a specified thirty day period, expressed as a percentage rate of return for that period. The yield is calculated by assuming that the income produced by the investment during that thirty day period is produced each thirty day period over a twelve month period and is shown as a percentage of the Series Account Value. Based on the method of calculation described in the Statement of Additional Information, for the thirty-day period ended December 31, 1997, the yield for the following Sub-Account was as follows:

           Short-Term Bond Sub-Account = 5.48%

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    13

TOTAL RETURN
The total return of a Sub-Account for a Contract refers to return quotations assuming a hypothetical Series Account Value in the Sub-Account under a Contract has been held for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a hypothetical Series Account Value will represent the average annual compounded rates of return that would equate an initial Series Account Value of $1,000 under a Contract to the redemption value of that Series Account Value as of the last day of each of the periods for which total return quotations are provided. FOR PURPOSES OF THE TOTAL RETURN QUOTATIONS, THE CALCULATIONS WILL TAKE INTO ACCOUNT ALL FEES AND CHARGES THAT ARE CHARGED TO ALL CONTRACTS DURING THE ACCUMULATION PERIOD. (The $30 Annual Contract Charge is not included in these calculations.) THE CALCULATIONS WILL ALSO ASSUME A COMPLETE REDEMPTION AS OF THE END OF THE PARTICULAR PERIOD. THE CALCULATIONS WILL NOT REFLECT THE EFFECT OF ANY PREMIUM TAXES THAT MAY BE APPLICABLE TO A PARTICULAR CONTRACT.

Based on the method of calculation described above and in more detail in the Statement of Additional Information, the average annual total returns for the period beginning with the commencement of each Sub-Account to December 31, 1997, were as follows:

---------------------------------------------------------------------------------------
                        PERIOD FROM INCEPTION   ONE YEAR PERIOD   THREE YEAR PERIOD
     SUB-ACCOUNT             TO 12/31/97        ENDED 12/31/97     ENDED 12/31/97
---------------------------------------------------------------------------------------
Growth                          16.83%              21.95%             22.79%
Aggressive Growth               18.36%              11.93%             14.89%
Capital Appreciation            26.05%                 N/A                N/A
International Growth            18.40%              17.74%             24.35%
Worldwide Growth                22.03%              21.36%             25.22%
Balanced                        15.46%              21.31%             20.08%
Equity Income                   34.12%                 N/A                N/A
Flexible Income                  9.25%              11.04%             13.92%
High-Yield                      16.46%              15.22%                N/A
Short-Term Bond                  4.20%               6.03%              5.94%
Money Market                     4.43%               4.49%                N/A
---------------------------------------------------------------------------------------

The Growth, Aggressive Growth, Worldwide Growth, Balanced, Flexible Income and Short-Term Bond Sub-Accounts commenced operations on September 14, 1993. The International Growth Sub-Account commenced operations on May 2, 1994. The Money Market Sub-Account commenced operations on May 1, 1995. The High-Yield Sub-Account commenced operations on May 1, 1996. The Capital Appreciation and Equity Income Sub-Accounts commenced operations on May 1, 1997. Because the Growth and Income Sub-Account commenced operations on May 1, 1998, there is no performance information for this Sub-Account.

 14   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

                             OTHER PERFORMANCE DATA

Western Reserve may from time to time disclose average annual total return in non-standard formats and cumulative total return for the Contracts.

Western Reserve may from time to time also disclose in advertising and sales literature non-standard yields, standard total returns, and non-standard total returns for the Trust's Portfolios, which do not include Contract and Series Account fees and charges. ACTUAL PERFORMANCE OF THE SUB-ACCOUNTS WILL BE LOWER, HOWEVER, BECAUSE CONTRACT AND SERIES ACCOUNT FEES AND CHARGES MUST BE DEDUCTED.

NON-STANDARD PERFORMANCE DATA WILL ONLY BE DISCLOSED IF THE STANDARD PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

Western Reserve may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts whose performance is reported by Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research & Data service ("VARDS") and Morningstar, Inc. ("Morningstar") or reported by other services, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance and Fortune. Lipper, VARDS and Morningstar are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Western Reserve is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Lipper's and Morningstar's rankings include variable life insurance policies as well as variable annuity contracts. VARDS rankings compare only variable annuity contracts. The performance analysis prepared by Lipper, VARDS and Morningstar each rank such policies and contracts on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Western Reserve may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock market performance or other widely used indices. Unmanaged indices may assume the reinvestment of dividends, but usually do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    15

In addition, Western Reserve may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

                               PUBLISHED RATINGS

Western Reserve may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("Standard & Poor's"), and Duff & Phelps Credit Rating Co. ("Duff & Phelps"). A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                          WESTERN RESERVE, THE SERIES
                             ACCOUNT, AND THE TRUST

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Western Reserve was originally incorporated under the laws of Ohio on October 1, 1957. Western Reserve is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is admitted to do business in 49 states and the District of Columbia. The Administrative Office of Western Reserve is located in Largo, Florida; however, the mailing address is P.O. Box 9052, Clearwater, FL 33758-9052. Western Reserve is wholly-owned by First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company which is wholly-owned by AEGON USA, Inc. ("AEGON USA"). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation, which is a publicly traded international insurance group.

 16   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

WRL SERIES ANNUITY ACCOUNT B
The Series Account was established by Western Reserve as a separate account and a unit investment trust on May 24, 1993. The Series Account meets the definition of a "separate account" under the Federal securities laws. The Series Account will receive and invest Net Purchase Payments paid under the Contracts. In addition, the Series Account may be used for other variable annuity contracts issued by Western Reserve.

Although the assets of the Series Account belong to Western Reserve, Ohio insurance law provides that the assets in the Series Account attributable to variable annuity contracts are not chargeable with liabilities arising out of any other business of Western Reserve. However, the assets of the Series Account are available to cover the liabilities of the general asset account of Western Reserve to the extent that the Series Account's assets exceed the liabilities arising under variable annuity contracts supported by it.

The Series Account is currently divided into various Sub-Accounts. Each Sub-Account invests exclusively in shares of a single Portfolio of the Trust. Income and both realized and unrealized gains or losses from the assets of each Sub-Account are credited to or charged against that Sub-Account without regard to income, gains or losses from any other Sub-Account or arising out of any other business of Western Reserve. Western Reserve may add, delete or substitute investments held by the Sub-Accounts, and Western Reserve reserves the right to add or remove Sub-Accounts. Western Reserve further reserves the right to change the investment objective of any Sub-Account, subject to applicable law as described in the Statement of Additional Information.

JANUS ASPEN SERIES

The Series Account currently invests only in shares of the Trust, a series mutual fund that is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Trust currently has twelve Portfolios: the Growth Portfolio, the Aggressive Growth Portfolio, the Capital Appreciation Portfolio, the International Growth Portfolio, the Worldwide Growth Portfolio, the Balanced Portfolio, the Equity Income Portfolio, the Growth and Income Portfolio, the Flexible Income Portfolio, the High-Yield Portfolio, the Short-Term Bond Portfolio and the Money Market Portfolio. (Effective May 1, 1998, the Short-Term Bond Portfolio will not be available to new investors and it is anticipated that this Portfolio will be liquidated once required regulatory approvals are obtained.) The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has different investment objectives and policies. Thus, each Portfolio operates as a separate investment vehicle, and the income or losses of one Portfolio are unrelated to that of any other Portfolio. Except for the Aggressive Growth Portfolio, each Portfolio is a diversified fund.

Janus Capital serves as Investment Adviser to each Portfolio. There is no assurance that any Portfolio will achieve its investment objective. More detailed information, including a description of risks, can be found in the Prospectuses for the Trust, which should be read carefully.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    17

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

Janus Capital manages the Trust's assets in accordance with policies, programs and guidelines established by the Trustees of the Trust. Janus Capital, located at 100 Fillmore Street, Denver, Colorado 80206, has been engaged in the management of investment funds for over 27 years.

Shares of the Trust may in the future be sold to separate accounts of other insurance companies to fund benefits under variable life insurance policies or variable annuity contracts. Shares of the Trust may also be sold to retirement plans qualifying under Section 401 of the Internal Revenue Code. It is possible that, in the future, it may become disadvantageous to one or more classes of investors for variable life insurance separate accounts, variable annuity separate accounts of various insurance companies and/or retirement plans to invest in the Trust simultaneously. Neither Western Reserve nor the Trust currently foresees any such disadvantages or conflicts. After being notified by Western Reserve or another insurance company of a potential or existing conflict, the Trustees will determine if a material conflict exists and what action, if any, it will take. If the Trustees determine that a conflict exists, the Trustees may require one or more insurance company separate accounts or retirement plans to withdraw its investments in one or more portfolios and to substitute shares of another portfolio. As a result, a portfolio may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to permit the Trust to sell shares of any portfolio to any separate account or may suspend or terminate the offering of any portfolio if such action is required by law or regulatory authority or the Trustees determine such action is in the best interest of the portfolio. If the Trustees were to conclude that separate mutual funds should be established for variable life and variable annuity separate accounts, Western Reserve may bear a portion of the attendant expenses, but variable life insurance policyowners, variable annuity contract owners and plan participants would no longer have the economies of scale resulting from a larger combined fund.

                             CHARGES AND DEDUCTIONS

Certain charges will be deducted in connection with the Contracts to compensate Western Reserve for (1) administering the Contracts; (2) assuming certain risks in connection with the Contracts; and (3) incurring expenses in distributing the Contracts. The nature and amount of these charges are described more fully below. Western Reserve also reserves the right to charge a fee for providing extraordinary services to individual Contract Owners. For example, a $25 charge will be imposed to provide a duplicate Contract.

 18   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

NO SALES CHARGE
No deductions for sales expenses are made from Purchase Payments or from withdrawals or Surrenders. However, any Surrender or partial withdrawal may be subject to taxation, and the Owner should, therefore, consult with his or her tax adviser before requesting any Surrender or partial withdrawal. (See "FEDERAL TAX MATTERS - Taxation of Annuities" on pages 35-37 and "- Individual Retirement Annuities" on page 37.)

Western Reserve will cover certain expenses it advances, such as the cost of printing prospectuses and sales literature and any advertising costs, from its general account assets.

TRANSFER CHARGE
After twelve free transfers of Annuity Value among the Sub-Accounts during any one Contract Year, each additional transfer will be subject to a Transfer Charge of $10, which will be deducted from the amount transferred to compensate Western Reserve for the costs of the transfer. All transfers made on any one day will be considered a single transfer, with any transfer charge allocated equally. Western Reserve may, at any time, revoke or modify this transfer privilege. The Transfer Charge may not be increased.

MORTALITY AND EXPENSE RISK CHARGE
Western Reserve will deduct a daily Mortality and Expense Risk Charge from the Series Account at an annual rate of 0.50% of the average daily net assets of the Series Account. Western Reserve assumes two mortality risks: (1) that the annuity rates under the Contracts cannot be changed to the detriment of Owners even if Annuitants live longer than projected; and (2) Western Reserve may be obligated to pay a death benefit claim in excess of a Contract's Cash Value. (See "THE CONTRACT - ANNUITY PROVISIONS - Improved Annuity Rates" on page 32 and "THE CONTRACT - ACCUMULATION PROVISIONS - Death Benefits during the Accumulation Period" on page 27.) Western Reserve also assumes an expense risk through its guarantee not to increase the charges for issuing and administering the Contracts and the Series Account, regardless of its actual expenses.

This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date. The Mortality and Expense Risk Charge will not be assessed against the Fixed Account Value or to monies that have been applied to purchase an annuity option under the Fixed Account Annuity Payments provisions.

ANNUAL CONTRACT CHARGE

On each Anniversary through the Maturity Date, Western Reserve will deduct an Annual Contract Charge of $30 as partial compensation for the cost of providing administrative services under the Contracts. The Annual Contract Charge is deducted from each Sub-Account and the Fixed Account in proportion to the value each bears to the Annuity Value. If the Annuity Value is surrendered other than on an Anniversary, a full $30 fee will be deducted.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    19

Even if administrative expenses of the Series Account increase, Western Reserve guarantees that it will not increase the amount of the Annual Contract Charge. Deduction of the Annual Contract Charge is currently waived when the Annuity Value on the Anniversary is equal to or greater than $25,000. Western Reserve reserves the right to modify this waiver upon 30 days written notice to Owners.

ADMINISTRATIVE CHARGE
Western Reserve deducts a daily Administrative Charge from values remaining in the Series Account at an annual rate of 0.15% of the average daily net assets of the Series Account for the cost of providing administrative services under the Contracts and the Account. This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date.

Even if administrative expenses of the Contract and the Series Account increase, Western Reserve guarantees that it will not increase the amount of the Administrative Charge.

PREMIUM TAXES
Certain states and other governmental entities may impose a premium tax, ranging up to 3.5% of Purchase Payments. If applicable, and if Western Reserve has incurred or reasonably expects to incur expenses in respect of premium taxes, the tax will be deducted, either from the Purchase Payment when received, from amounts partially withdrawn or surrendered, from death benefit proceeds, or from the amount applied to an annuity at the time annuity payments commence. Western Reserve will deduct any applicable premium taxes when it incurs them, but reserves the right to defer deduction to a later date as long as such deferral is equitable to Owners.

Premium tax rates are subject to change by the respective state legislatures, administrative interpretations, or judicial acts. The amount of any such tax will depend on, among other things, the Owner's state of residence, the status of Western Reserve in that state, and the insurance tax laws of such state.

DEDUCTIONS FOR OTHER TAXES
Currently no charge is made to the Series Account for Federal income taxes attributable to the Series Account. Western Reserve may, however, make such a charge in the future subject to obtaining any necessary regulatory approvals. Charges for any other applicable taxes including any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Series Account may also be made. (See "FEDERAL TAX MATTERS - Company Tax Status" on page 35.)

EXPENSES OF THE TRUST
Because the Series Account purchases shares of the Trust, the net assets of the Series Account will reflect the investment advisory fee and other expenses incurred by the Trust, as described in the Trust's Prospectus.

 20   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

                                 THE CONTRACT -
                            ACCUMULATION PROVISIONS

PURCHASE PAYMENTS
Owners may make Purchase Payments as frequently as they elect. Purchase Payments after the initial Purchase Payment are payable at Western Reserve's Administrative Office. The initial Purchase Payment generally must accompany the application, and must be at least $2,500 unless Western Reserve consents to a smaller amount. Subsequent Purchase Payments are not required but may be made at any time and in any amount provided that each payment is for a minimum of $100, unless Western Reserve consents to a smaller amount and further provided that total Purchase Payments in any Contract Year do not exceed $1,000,000, unless Western Reserve consents to a larger amount. If elected in the application or by subsequent written request from the Owner, Western Reserve will bill Owners for additional periodic Purchase Payments on a monthly bank draft basis. Western Reserve may reject any application or Purchase Payment for any reason permitted by law.

As an accommodation to Owners, Western Reserve will accept transmittal of both initial Purchase Payments of at least $2,500 and subsequent Purchase Payments of at least $1,000 by wire transfer. For initial Purchase Payments, the wire transfer must be accompanied by a simultaneous telephone facsimile transmission of an application ("FAXED Application"). Initial Purchase Payments accepted via wire transfer with FAXED Application will be invested at the value next determined following receipt. Initial Purchase Payments made by wire transfer not accompanied by simultaneous FAXED Application, or accompanied by an incomplete FAXED Application, will be retained for a period up to five business days while Western Reserve attempts to obtain the FAXED Application or complete the essential information required to establish the Contract and allocate the initial Purchase Payment at the Accumulation Unit Value which will be determined after receipt of the FAXED Application or information necessary to complete the application. If Western Reserve cannot obtain the FAXED Application or essential information within five business days, Western Reserve will return the initial Purchase Payment to the applicant, unless the applicant consents to allow Western Reserve to retain the initial Purchase Payment until the required FAXED Application or essential information is received. When the FAXED Application contains all information necessary to issue the Contract and allocate the Net Purchase Payment, but the FAXED Application has not been signed by the Owner, Western Reserve will issue the Contract and allocate the Net Purchase Payment as indicated in the FAXED Application. At the same time, Western Reserve will also electronically prepare a new application form, containing the same information received on the FAXED Application, for delivery with the Contract to the Owner. Upon delivery, the Owner will sign the electronically prepared application, which will be retained by Western Reserve.

In the event the original application with original signature is later received and the allocation instructions in that application are, for any reason, inconsistent with those previously designated on the FAXED Application, the initial Purchase Payment will be reallocated in accordance with the allocation instructions in the application with original

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    21
signature at the Accumulation Unit Value next determined after receipt of such application.

Owners wishing to make payments via bank wire should instruct their banks to wire Federal Funds as follows to:
          Barnett Bank of Pinellas County
          ABA # 063000047
          For credit to: Western Reserve Life
          Account #: 1263627596
          Owner's Name:
          Contract Number:
          Attention: Annuity Accounting
          Fax Number: (813) 588-1620

Western Reserve may reject any application or Purchase Payment for any reason permitted by law.

NET PURCHASE PAYMENTS
The Net Purchase Payment is equal to the Purchase Payment less any premium taxes. (See "CHARGES AND DEDUCTIONS - Premium Taxes" on page 20.) Initial and subsequent Net Purchase Payments are allocated according to the Owner's direction among the Sub-Accounts of the Series Account, to the Fixed Account, or to a combination of both. Western Reserve does not currently require that allocation of Net Purchase Payments to an Account meet a minimum percentage. Western Reserve does reserve the right to limit allocation of Net Purchase Payments to any Account to no less than 10% of each Net Purchase Payment. No fractional percentages are permitted. (For Contracts issued in the State of Washington, the Fixed Account is not available for allocation of Net Purchase Payments.) The Owner may change the allocation of subsequent Purchase Payments at any time upon written request to Western Reserve, or by calling 1-800-504-4440. Western Reserve reserves the right to limit such change to once each Contract Year. Upon allocation to the Series Account, Net Purchase Payments are converted into units of the appropriate Sub-Account based upon the Accumulation Unit Value in that Sub-Account on or following the Valuation Date on which the Purchase Payment is received at Western Reserve's Administrative Office. (See "Accumulation Unit Value," below.) If the Contract application and other information necessary for processing the request to apply the Purchase Payment (collectively "application") are complete upon receipt, Western Reserve will accept the application and apply the initial Net Purchase Payment within two business days of receipt. If it is incomplete, Western Reserve will attempt to have it properly completed within five business days of receipt, and if unable to do so, Western Reserve will inform the prospective purchaser of the reasons that the application is incomplete and request that the prospective purchaser consent to Western Reserve retaining the Purchase Payment until the application is properly completed. If such consent is not obtained, Western Reserve will immediately return the entire Purchase Payment. Once the application is complete, Western Reserve will accept it and apply the initial Net Purchase Payment within two business days.

 22   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

ACCUMULATION UNIT VALUE
The Accumulation Unit Value will vary from one Valuation Period to the next depending on the investment results experienced by each Sub-Account. When the Sub-Accounts were first established, the initial Accumulation Unit Value for each Sub-Account was arbitrarily set at $10. The Accumulation Unit Value for each Sub-Account at the end of a Valuation Period is the result of:

1. The total value of the assets held in the Sub-Account. This value is determined by multiplying the number of shares of the designated Fund Portfolio owned by the Sub-Account times the Portfolio's net asset value per share; minus

2. The accrued daily percentage for the Administrative Charge and Mortality and Expense Risk Charge multiplied by the net assets of the Sub-Account; minus

3. The accrued amount of reserve for any taxes that are determined by Western Reserve to have resulted from the investment operations of the Sub-Account; divided by

4. The number of outstanding units in the Sub-Account.

The Mortality and Expense Risk Charge is deducted at an annual rate of 0.50% of net assets for each day in the Valuation Period and compensates Western Reserve for certain mortality and expense risks. The Administrative Charge is deducted at an annual rate of 0.15% of net assets for each day in the Valuation Period and compensates Western Reserve for certain administrative expenses. (See "CHARGES AND DEDUCTIONS - Mortality and Expense Risk Charge" on page 19 and
" - Administrative Charge" on page 20.) The Accumulation Unit Value may increase, decrease, or remain the same from Valuation Period to Valuation Period.

COMPUTING SUB-ACCOUNT VALUE
At the end of any Valuation Period, a Sub-Account's value is equal to the number of units that the Contract has in the Sub-Account, multiplied by the Accumulation Unit Value of that Sub-Account.

The number of units that a Contract has in each Sub-Account is equal to:

1. The initial units purchased on the Contract Date; plus

2. Units purchased at the time additional Net Purchase Payments are allocated to the Sub-Account; plus

3. Units purchased through transfers from another Sub-Account or the Fixed Account; minus

4. Any units that are redeemed to pay for partial withdrawals; minus

5. Any units that are redeemed as part of a transfer to another Sub-Account or the Fixed Account; minus

6. Any units that are redeemed to pay the Annual Contract Charge, any premium taxes and any Transfer Charge.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    23

PORTFOLIO SHARE NET ASSET VALUE
The net asset value per share of each Portfolio of the Trust is determined, once daily, as of the close of the regular session of business on the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open.

TRANSFERS TO AND FROM, AND AMONG ALLOCATION OPTIONS
Before the Maturity Date, the Owner may, at any time, transfer amounts among Sub-Accounts or from Sub-Accounts to the Fixed Account. (For Contracts issued in the State of Washington, the Fixed Account is not available to receive Annuity Value transferred from the Sub-Accounts.) Transfers may also be made from the Fixed Account to the Sub-Accounts, subject to certain restrictions. (See "THE FIXED ACCOUNT - Allocations, Transfers and Partial Withdrawals" on page 41.) Transfers are not available if the Owner has elected Systematic Exchanges.

The amount of Annuity Value available for transfer from any Sub-Account or the Fixed Account, is determined at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office. As explained in the previous paragraph, the net asset value for each share of the corresponding Portfolio of any Sub-Account is determined, once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period. Therefore, any transfer request received after the close of the regular session, on any day the New York Stock Exchange is open for business will be processed utilizing the net asset value for each share of the applicable Portfolio determined as of the close of the regular business session, on the next day the New York Stock Exchange is open for business.

The amount available for transfer from the Fixed Account will be determined in the same manner. Owners may make transfer requests in writing, or by telephone. Written requests must be in a form acceptable to Western Reserve. Western Reserve automatically provides Owners with the ability to make transfers by telephone. All telephone transfers should be made by calling the toll-free number: 1-800-504-4440.

Western Reserve will not be liable for complying with telephone instructions it reasonably believes to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and Owners will bear the risk of any such loss. Western Reserve will employ reasonable procedures to confirm that telephone instructions are genuine. If Western Reserve does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to Owners, and/or tape recording of telephone transfer request instructions received from Owners.

Excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by all Owners participating in the portfolio, regardless of their transfer activity. Therefore, Western Reserve may, at any time, limit the number of transfers permitted, revoke or otherwise modify the transfer privilege. Western Reserve ordinarily will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office. Western Reserve will impose a
 24   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

$10 charge for each transfer after the first twelve transfers during any one Contract Year. (See "CHARGES AND DEDUCTIONS - Transfer Charge" on page 19.)

SYSTEMATIC EXCHANGES
The Owner may direct Western Reserve to automatically transfer specified amounts from the Money Market Sub-Account, the Flexible Income Sub-Account, the Short-Term Bond Sub-Account, the High-Yield Sub-Account, the Fixed Account or any combination of these Accounts on a monthly basis to any other Sub-Account(s) within the Series Account. This service is intended to allow the Owner to utilize "Systematic Exchanges," also known as "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. Western Reserve makes no guarantees that Systematic Exchanges will result in a profit or protect against loss.

To qualify for Systematic Exchanges, a minimum of $2,500 must be allocated to each Sub-Account from which transfers will be made and at least $100, in the aggregate, must be transferred each month. These $2,500 allocations can be made by an initial or subsequent investment or by transferring amounts into the Money Market, Flexible Income, Short-Term Bond and/or High-Yield Sub-Account from the other Sub-Accounts or the Fixed Account within the Contract. Transfers from the Fixed Account may be subject to certain restrictions. (See "THE FIXED
ACCOUNT - Allocations, Transfers and Partial Withdrawals" on page 41.)

A written election of this service, on a form provided by Western Reserve, must be completed by the Owner in order to begin transfers. Once elected, transfers from the Money Market, Flexible Income, Short-Term Bond and/or High-Yield Sub-Account will be processed monthly until the entire value of each Sub-Account from which transfers are made is completely depleted or the Owner instructs Western Reserve in writing to cancel the monthly transfers. For example, if $15,000 is allocated to the Flexible Income Sub-Account and $10,000 is allocated to the Short-Term Bond Sub-Account and transfers of $500 are made each month from each of these Sub-Accounts to the Growth Sub-Account, transfers of $500 per month will continue to be made from the Flexible Income Sub-Account even though transfers from the Short-Term Bond Sub-Account cease as a result of depletion of value. There is no charge for Systematic Exchanges. However, each transfer which occurs under Systematic Exchanges will be counted towards the twelve free transfers allowed during each Contract Year. (See "CHARGES AND
DEDUCTIONS - Transfer Charge" on page 19.) Western Reserve reserves the right to discontinue offering Systematic Exchanges upon 30 days' written notice to Owners. Systematic Exchanges are not available if the Owner has elected Systematic Partial Withdrawals.

PARTIAL WITHDRAWALS AND SURRENDERS
1. PARTIAL WITHDRAWALS. Prior to the earlier of the Maturity Date or the death of the Annuitant (when no Contingent Annuitant has been named), the Owner may partially withdraw a portion of the Series Account Value upon written request, complete with all necessary information, to Western Reserve's Administrative Office. Unless Western Reserve consents, no partial withdrawal is permitted if the Cash Value would be reduced below $2,500. No partial withdrawals from the Fixed Account may be made without the consent of Western Reserve. (See "THE FIXED ACCOUNT - Allocations, Transfers and

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    25

Partial Withdrawals" on page 41.) All requests for partial withdrawals are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the request by Western Reserve at its Administrative Office. Western Reserve will cancel units equal to the amount requested from each Sub-Account and will pay the partial withdrawal amount requested less any applicable premium taxes. (See "CHARGES AND
DEDUCTIONS - Premium Taxes" on page 20.) The Sub-Accounts for a partial withdrawal may be specified and the amount requested to be withdrawn from each specified Sub-Account may not exceed the value of that Sub-Account. If not specified, partial withdrawals will be based on the Owner's current allocation election.

2. SYSTEMATIC PARTIAL WITHDRAWALS. The Owner may elect in writing on a form provided by Western Reserve to partially withdraw from the Series Account in equal monthly payments ("Systematic Partial Withdrawals") of at least $200 per month. The first withdrawal will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. If Systematic Partial Withdrawals are elected at the time of application for a Contract, a minimum initial Purchase Payment of at least $25,000 must accompany the application, unless Western Reserve consents to a smaller amount. A subsequent election is subject to the Contract then having a minimum of $25,000 of Cash Value. Western Reserve will pay the Systematic Partial Withdrawal amount requested and cancel units equal to the amount withdrawn from the Sub-Accounts in the same manner as the current Net Purchase Payment allocation instructions, except no Systematic Partial Withdrawals are permitted from the Fixed Account. The amount to be partially withdrawn from each Sub-Account may not exceed the Cash Value of the Sub-Account. Western Reserve will not process a Systematic Partial Withdrawal if the Cash Value for the entire Contract would be reduced below $5,000.

Systematic Partial Withdrawals may be discontinued by the Owner at any time by notifying Western Reserve in writing. Western Reserve reserves the right to discontinue offering Systematic Partial Withdrawals upon 30 days' written notice to Owners. Generally, under a Non-Qualified Contract, Systematic Partial Withdrawals, like other distributions prior to the Maturity Date, are first treated as taxable income to the extent that the Annuity Value immediately before a withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. Further, under a Non-Qualified Contract, a 10% Federal income tax penalty may be imposed on the taxable portion of a Systematic Partial Withdrawal made prior to the Owner's age 59 1/2, unless certain exceptions apply. Other penalties may apply to Qualified Contracts. The Owner should, therefore, consult with his or her tax adviser before requesting any Systematic Partial Withdrawals. (See "FEDERAL TAX MATTERS - Taxation of Annuities" on pages 35-37.)

3. SURRENDERS. The Owner may completely surrender the Contract at any time prior to the Maturity Date. All requests for Surrender are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the Surrender request by Western Reserve at its Administrative Office. Western Reserve will deduct the $30 Annual Contract Charge and any applicable premium taxes from the Surrender proceeds.

 26   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

4. PARTIAL WITHDRAWALS AND SURRENDERS. The amount of any partial withdrawal or Surrender will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at Western Reserve's Administrative Office, except that Western Reserve reserves the right to defer the right of partial withdrawal or Surrender under certain circumstances. (See "OTHER MATTERS RELATING TO THE CONTRACT - Contract Payments" on page 33.) Under Non-Qualified Contracts, Western Reserve will withhold from each partial withdrawal, systematic partial withdrawal or surrender for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld. When Western Reserve incurs extraordinary charges, such as wire transfers or overnight mail expenses, for expediting delivery of a partial withdrawal or Surrender payment to a Contract Owner, Western Reserve will deduct such charges from the payment. The current charge for a wire transfer is $15. The current charge for overnight delivery is $20. For the protection of Owners, all requests for partial withdrawals or surrenders of more than $100,000, or where the partial withdrawal or surrender proceeds are to be sent to an address other than the address of record will require a signature guarantee. All required guarantees of signatures must be made by a national or state bank, a member firm of a national stock exchange or any other institution which is an eligible guarantor institution as defined by rules and regulations of the SEC. If the Owner is a corporation, partnership, trust or fiduciary, evidence of the authority of the person seeking redemption is required before the request for withdrawal is accepted, including withdrawals under $100,000. For information, Owners may call (800) 504-4440. Partial withdrawals and Surrenders may be subject to tax including a 10% Federal income tax penalty. (See "FEDERAL TAX MATTERS - Taxation of Annuities" on pages 35-37.) For certain Qualified Contracts, a partial withdrawal may require the consent of the Owner's spouse under the Code and the regulations promulgated thereunder by the Treasury Department (the "Treasury Regulations"). (See "FEDERAL TAX MATTERS - Individual Retirement Annuities" on page 37.)

DEATH BENEFITS DURING THE ACCUMULATION PERIOD
1. GENERAL. In general, if the Annuitant dies during the Accumulation Period and the Owner is a natural person other than the Annuitant, the Owner will automatically become the new Annuitant and the Contract will continue in force and no death benefit will be payable to the Beneficiary. If the Annuitant dies during the Accumulation Period and an Owner is either the same individual as the Annuitant or other than a natural person, Western Reserve will pay the death benefit proceeds to the Beneficiary in a lump sum upon receipt of due proof of death unless a written Alternative Election, as described below, is made.

2. AMOUNT OF DEATH BENEFIT PROCEEDS. If the Annuitant dies during the Accumulation Period and an Owner is either the same person as the Annuitant or other than a natural person, the death benefit proceeds, if payable, will be the greater of: (i) the Annuity Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, as described above; or (ii) the excess of (a) the amount of Purchase Payments paid less (b) any amounts partially withdrawn from the Contract to pay for partial withdrawals.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    27

3. ALTERNATIVE ELECTIONS. If the Beneficiary is entitled to receive the death benefit proceeds as in 2. above and is the spouse of the deceased Annuitant, then the spousal Beneficiary may elect to become the new Owner and Annuitant and keep the Contract in force in lieu of receiving the death benefit proceeds.

If the Beneficiary is not the spouse of the deceased Annuitant and is entitled to receive the death benefit proceeds, the Beneficiary may elect, in lieu of a lump sum payment, one of the following options that provide for complete distribution of the death benefit proceeds and termination of the Contract: (i) within five years of the date of such Annuitant's death; (ii) over the lifetime of the Beneficiary; or (iii) over a period that does not exceed the life expectancy of such Beneficiary, as defined by the Code and the Treasury Regulations. Options (ii) and (iii) may be elected only if the Beneficiary is a natural person and payments start within one year of the date of the Annuitant's death. (For a more detailed explanation of these requirements, see "FEDERAL TAX MATTERS - Additional Considerations" on page 38.) Multiple Beneficiaries may choose individually among any of the three options.

Under options (i) and (iii) above, the Annuity Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, if any, will be adjusted to equal the death benefit proceeds, as described below, and the Contract will remain in force as a deferred annuity until the end of the elected distribution period.

Under option (i) above, Western Reserve will:

- Allow the Beneficiary, at the time of electing (i), to make a partial withdrawal. Further partial withdrawals during the duration of the five-year period are not permitted;

- Allow the Beneficiary, at the time of electing (i), to make "one-time" transfer of Contract values among Sub-Accounts and to the Fixed Account, and transfers from the Fixed Account to the Sub-Accounts;

- Deduct the Annual Contract Charge during the duration of the five-year period;

- Not allow annuitization during or at the end of the five-year period. Distribution of all Contract values will be made in a lump sum;

- In the event of the death of the Beneficiary prior to the end of the five-year period, pay remaining Contract value, according to its value at the time of payment, to the Beneficiary's estate, unless a Contingent Beneficiary has been named by the Owner, in which event payment will be made to the Contingent Beneficiary. The Beneficiary is not entitled to name his or her own beneficiary of the Contract's value.

Under option (ii), the Maturity Date will be changed to the date Western Reserve receives due proof of death and a written election as to the method of payment, if any, and the death benefit proceeds will be used to purchase annuity payments under the annuity provisions of the Contract. (See "THE CONTRACT - ANNUITY PROVISIONS" on page 29.)

 28   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

4. DEATH OF AN OWNER WHO IS NOT AN ANNUITANT. If an Owner is not the same individual as the Annuitant and dies before the Annuitant:

(a)If no Successor Owner has been named or, if named, is no longer alive, the Owner's estate will become the new Owner. The Cash Value must be distributed within five years of the former Owner's death; or

(b)If a Successor Owner has been named, is alive and is the Owner's spouse, the Contract will continue with the spouse as the new Owner; or

(c)If a Successor Owner has been named, is alive and is not the Owner's spouse, the Successor Owner will become the new Owner. The Cash Value must be distributed either:

     (1) within five years of the former Owner's death; or

     (2) over the lifetime of the new Owner, if a natural person, with payments beginning within one year of the former Owner's death; or

     (3) over a period that does not exceed the life expectancy (as defined by the Code and Regulations adopted under the Code) of the new Owner, if a natural person, with payments beginning within one year of the former Owner's death.

5. QUALIFIED CONTRACTS. If a Qualified Contract is issued to a retirement plan, similar provisions will apply upon the death of the plan participant. However, the required distribution rules are more complex in the case of a Qualified Contract held by a plan. Plan participants should consult a qualified pension or tax adviser concerning the operation of these rules.

                                 THE CONTRACT -
                               ANNUITY PROVISIONS

MATURITY DATE AND SELECTION OF ANNUITY OPTIONS
Provided the Contract is still in force, annuity payments will begin on the Maturity Date, which is, for Non-Qualified Contracts the Anniversary nearest the Annuitant's Attained Age 90. For Qualified Contracts, distributions must begin no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death. However, the Owner may change the Maturity Date at any time prior to the Maturity Date by written request. Any new Maturity Date must be at least five years after the Contract Date, and the Attained Age of the Annuitant as of the new Maturity Date cannot be greater than 90. After the Maturity Date, no additional Purchase Payments, partial withdrawals, transfers, full Surrenders, or change of Annuitants or annuity options may be made under the Contract. The Qualified Contract is designed for use with retirement plans that qualify for special Federal income tax treatment under Section 408 of the Code. A tax adviser should be consulted about the use of a Qualified Contract with qualified plans, including the specified minimum distribution rules applicable to such plans.

Annuity Payments will be paid under Option D (described on page 31), with 120 payments guaranteed, unless the Owner elects otherwise. The Owner may change

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    29
the annuity option by written request at any time prior to the Maturity Date. Thirty days prior to the Maturity Date, Western Reserve will mail to the Owner a notice and a form upon which the Owner can select Allocation Options for the annuity proceeds as of the Maturity Date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a Series Account annuity option is chosen, the Owner must include in the written notice the Sub-Account allocation of the Annuity Proceeds as of the Maturity Date. If Western Reserve does not receive that form or other written notice acceptable to Western Reserve prior to the Maturity Date, the Contract's existing Allocation Options will remain in effect until the Contract terminates. The Owner may also, prior to the Maturity Date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $100 per period. If none of these is possible, a lump sum payment will be made.

The Owner may select one of the Fixed Account annuity options or Series Account annuity options described below or any alternate form of settlement acceptable to Western Reserve. Treasury Regulations may preclude the availability of certain annuity options in connection with Qualified Contracts.

Fixed Account annuity options provide equal monthly payments of a specified amount that Western Reserve guarantees will not change. The amount of the periodic annuity payment will be based on the Annuity Proceeds on the Maturity Date, the annuity option selected (i.e., the form and duration of payments), the age of the Annuitant or Beneficiary (or ages of Co-Annuitants), the sex of the Annuitant (except for certain Qualified Contracts), and the applicable annuity rate shown in the Contract (or a more favorable current rate available under the Contracts on the Maturity Date). The annuity rates shown in the Contract are based on the Society of Actuaries 1983 Table A with projection and an assumed investment rate of 3%. Western Reserve may in its sole discretion, increase the amount of a payment or payments once payments begin.

Series Account annuity options (i.e., variable annuity options) are similar to fixed annuity options except that the amount of each periodic payment after the first will vary to reflect the net investment experience of the Sub-Accounts selected by the Owner. The amount of the first annuity payment is determined in the manner described in the Statement of Additional Information for a Series Account annuity option. Under a Series Account annuity option, the Owner applies the Annuity Proceeds to one or more of the nine Sub-Accounts designated to support annuity payments by purchasing units issued in connection with one or more of these Sub-Accounts. The number of units purchased is equal to the amount of the first annuity payment allocated to a particular Sub-Account divided by the Annuity Unit Value for that Sub-Account on the Maturity Date. The number of units of a particular Sub-Account supporting payments to an Annuitant never changes, but the second and subsequent payments will vary with the Annuity Unit Value because each payment will equal the number of units in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. Annuity Proceeds allocated to Series Account annuity options are subject to a daily Mortality and Expense Risk Charge of 0.50% per annum and a daily Administrative Charge of 0.15% per annum.

 30   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

The Annuity Unit Value for a Sub-Account, designated to support annuity payments, is first calculated in the same manner as the Accumulation Unit Value corresponding to the same Trust Portfolio would be calculated (see "THE
CONTRACT - ACCUMULATION PROVISIONS" on page 21) and then is adjusted to reflect a 5% assumed investment return. The adjustment results in the Annuity Unit Value increasing to the extent that the net investment factor increases at greater than an annual rate of 5.65%. It results in the Annuity Unit Value decreasing to the extent that the net investment factor decreases or increases at less than an annual rate of 5.65%. Consequently, if, for a monthly periodic payment, the net investment experience of a Sub-Account for a given month exceeds an annual rate of 5.65%, the monthly payment from that Sub-Account will be greater than the previous payment. Likewise, if the net investment experience for that month is less than an annual rate of 5.65%, the payment will be less than the previous payment.

FIXED ACCOUNT ANNUITY OPTIONS
The following options are available for payment of fixed account monthly annuity payments.

OPTION A - FIXED INSTALLMENTS. The Annuity Proceeds will be paid in equal installments over a fixed period of 5, 10, 15, or 20 years or any other fixed period acceptable to Western Reserve.

OPTION B - LIFE INCOME. The Annuity Proceeds will be paid in equal installments:
(1) during the lifetime of the Annuitant only ("Life Annuity"); (2) during a 10-year fixed period certain and for the remaining lifetime of the Annuitant ("Certain Period"); or (3) until the sum of installments paid equals the Annuity Proceeds applied and for the remaining life of the Annuitant ("Installment Refund").

OPTION C - JOINT AND SURVIVOR LIFE INCOME. The Annuity Proceeds will be paid during the joint lifetimes of the Annuitant and a designated Co-Annuitant and will continue upon the death of the first payee for the remaining lifetime of the survivor.

SERIES ACCOUNT ANNUITY OPTIONS
Under the Series Account annuity options, the Contract's Annuity Proceeds will be used to purchase annuity units of the Sub-Accounts selected by the Owner. The following Series Account annuity options are available:

OPTION D - VARIABLE LIFE INCOME. The Annuity Proceeds will be paid in installments determined in accordance with the table set forth in the Contract. Such installments are payable (1) during the payee's lifetime only ("Variable Life Annuity"); or (2) during a 10-year fixed period certain and for the payee's remaining lifetime ("Variable Certain Period").

OPTION E - VARIABLE JOINT AND SURVIVOR LIFE INCOME. The Annuity Proceeds will be paid in installments during the joint lifetime of two payees and continuing upon the death of the first payee for the remaining lifetime of the survivor.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    31

DEATH BENEFITS AFTER THE MATURITY DATE
The death benefit, if any, payable after the Maturity Date and after the commencement of annuity payments depends upon the annuity option selected. If a payee dies on or after the commencement of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the payee's death. (For additional information about death benefit payments under the Contract, see "THE CONTRACT - ACCUMULATION PROVISIONS - Death Benefits during the Accumulation Period" on page 27.)

IMPROVED ANNUITY RATES
Western Reserve may offer improved annuity rates to Owners if, at the Maturity Date, it is offering annuity contracts of the same type and class as the Contract with more favorable rates than those contained in the Contract's income tables.

PROOF OF AGE, SEX, AND SURVIVAL
Western Reserve may require proper proof of age and sex of any Annuitant or Co-Annuitant prior to making the first annuity payment. Prior to making any payment, Western Reserve may require proper proof that the Annuitant or Co-Annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in sex of any payee, annuity payments will be determined using unisex rates.

                             OTHER MATTERS RELATING
                                TO THE CONTRACT

CHANGES IN PURCHASE PAYMENTS
The Owner may change the amount and the mode of the anticipated Purchase Payment pattern specified in the Contract if agreed to by Western Reserve.

RIGHT TO EXAMINE CONTRACT
An Owner may, within ten days of receipt of the Contract (the "Free-Look Period"), return it to Western Reserve at its Administrative Office, and obtain a refund equal to the sum of: (1) the Purchase Payments received; plus (or minus) (2) the accumulated gains (or losses), if any, in the Series Account for the Contract as of the date Western Reserve receives the returned Contract. Certain states require a Free-Look Period longer than ten days, either for all Contract Owners or for certain classes of Contract Owners. The Owner bears the investment risk during the Free-Look Period. (Certain states require Western Reserve to refund the Purchase Payment, which may be greater or less than the amount computed above. In these states, Western Reserve bears the investment risk during the Free-Look Period.) The specific terms applicable to a particular Contract will be set forth in the "Right to Examine Contract" provision of that Contract.

 32   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

CONTRACT PAYMENTS
All payments under the Contract will be paid in one sum unless the Owner elects otherwise. Western Reserve reserves the right to suspend or postpone the right of partial withdrawal and Surrender or postpone the date of payment for any period: (1) the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Owners; or (3) an emergency exists, as determined by the SEC, as a result of which valuation or disposal of securities is not reasonably practicable. Transfers may also be postponed under these circumstances.

Payments of any amounts derived from Purchase Payments paid by check or bank draft may be delayed until the check or bank draft has cleared the payor's bank.

OWNERSHIP
The Owner is the person entitled to exercise all rights under the Contract. Prior to the Maturity Date, the Owner is the person designated on the Contract Schedule page or as subsequently named. These rights may be subject to the consent of any assignee or irrevocable Beneficiary.

A Successor Owner can be named in the application for the Contract or by notifying Western Reserve in writing. If the Owner is not the Annuitant, the Successor Owner will become the new Owner of the Contract upon the death of the Owner prior to the death of the Annuitant. (See "THE CONTRACT - ACCUMULATION PROVISIONS - Death Benefits during the Accumulation Period - 4. Death of an Owner Who is Not an Annuitant," on page 29.)

With regard to Non-Qualified Contracts, ownership of the Contract may be changed or the Contract collaterally assigned at any time during the lifetime of the Annuitant and prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. The assignment of a Contract will be treated as a distribution of the Annuity Value for Federal tax purposes. (See "FEDERAL TAX MATTERS - Taxation of Annuities" on pages 35-37.) Any change of ownership or assignment must be made in writing and accepted by Western Reserve, and, if accepted, will be effective as of the date accepted by Western Reserve. Western Reserve assumes no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any change of ownership or assignment.

Changing the Owner or naming a new Successor Owner cancels any prior designation of Successor Owner, but it does not change the Beneficiary or Annuitant.

With regard to Qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, or even prohibition under the Code, and must also be permitted under the terms of the underlying retirement plan.

ANNUITANT
The Annuitant is the person named in the application to receive annuity payments. If no person is so named, the Owner will be the Annuitant. Prior to the Maturity Date, if

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    33
the Owner is a natural person and upon agreement with Western Reserve, the Owner may elect a different Annuitant. As of the Maturity Date, and upon agreement with Western Reserve, the Owner may elect a different Annuitant or, if either annuity Option C or Option E has been selected, add a joint Annuitant. On the Maturity Date, the Annuitant(s) will become the payee(s) and receive the annuity payments.

BENEFICIARY
The Beneficiary is the person or persons named in the application or as subsequently changed. The Beneficiary may be changed during the lifetime of the Annuitant, subject to the rights of any irrevocable Beneficiary. Any change must be made in writing and received at Western Reserve's Administrative Office and, if accepted, will be effective as of the date on which signed by the Owner. Western Reserve assumes no liability for any payments made or actions taken before the change is received and shall not be responsible for the validity or effect of the change. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Owner, if living, or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, the Treasury Regulations may prescribe certain limitations on the designation of a Beneficiary.

Unless Western Reserve receives written notice from the Owner to the contrary, no Beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any Beneficiary's creditors.

MODIFICATION OR WAIVER
The contract and the application constitute the entire Contract. Only statements in the application can be used to void the Contract or defend a claim. The statements are considered representations and not warranties. No Contract provision can be waived or changed except by endorsement. Only the President or Secretary of Western Reserve can agree to change or waive any provision of the Contract.

The Contract may not be modified by Western Reserve without the consent of the Owner, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency or to improve the rights and/or benefits under the Contract.

                              FEDERAL TAX MATTERS

INTRODUCTION
The Contracts are designed for use by individuals to accumulate Annuity Value and may be used by retirement plans that qualify for special Federal income tax treatment under Section 408 of the Code, generally known as "Individual Retirement Annuities". The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depends on Western Reserve's tax status, on the type of retirement plan for which the

 34   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

Contract is purchased, and upon the tax and employment status of the individual concerned.

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon Western Reserve's understanding of the Federal income tax laws as they are currently interpreted. Western Reserve makes no representations regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Trust, please see the accompanying Prospectus for the Portfolios of the Trust.

COMPANY TAX STATUS
Western Reserve is taxed as a life insurance company under Part I of Subchapter L of the Code. Because the Series Account is not a separate entity from Western Reserve and its operations form a part of Western Reserve, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and taken into account in determining the Annuity Value. Western Reserve believes that under existing Federal income tax law, the Series Account's investment income, including realized net capital gains, will not be taxed to Western Reserve. Based upon this belief, it is anticipated that no charges will be made against the Series Account for Federal income tax. If any such charge is made, a Contract's Annuity Value will reflect a deduction for the charge. Western Reserve reserves the right to make a deduction from the assets of the Series Account should any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Account be imposed with respect to such items in the future.

TAXATION OF ANNUITIES
The following discussion assumes the Contract will qualify as an annuity contract for Federal income tax purposes.

1. IN GENERAL. Code Section 72 governs taxation of annuities. In general, an Owner is not taxed on increases in value under a Contract until some form of distribution is made under the Contract. The exception to this rule is that generally, an Owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the Contract's Annuity Value over the Owner's investment in the Contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Annuity Value generally will be treated as a distribution.

2. PARTIAL WITHDRAWALS AND SURRENDERS. In the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender distributed to a participant or Beneficiary under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total Annuity

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    35

Value. The "investment in the Contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the Contract" can be zero.

Generally, in the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender under a Non-Qualified Contract before the Maturity Date, amounts received are first treated as taxable income to the extent that the Annuity Value immediately before the partial withdrawal, Systematic Partial Withdrawal, or Surrender exceeds the "investment in the Contract" at that time. Any additional amount partially withdrawn, applied to a Systematic Partial Withdrawal or Surrender, is not taxable. In the event of a partial withdrawal or Systematic Partial Withdrawal from, or Surrender of, a Non-Qualified Contract, Western Reserve will withhold for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

3. ANNUITY PAYMENTS. Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Annuity Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the Contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the Contract." For Fixed Annuity Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the Contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable until the recovery of the investment in the Contract, and thereafter the full amount or each Annuity Payment is taxable. If death occurs before full recovery of the investment in the Contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

4. PENALTY TAX ON CERTAIN DISTRIBUTIONS. In the case of a distribution pursuant to a Non-Qualified Contract, a Federal income tax penalty may be imposed equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the Owner attains age 59 1/2, (2) made as a result of death of the Owner or disability of the taxpayer, or (3) received in substantially equal installments as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

5. TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the

 36   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998
investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

6. MULTIPLE CONTRACTS. All non-qualified, deferred annuity contracts entered into after October 21, 1988 that are issued by Western Reserve (or its affiliates) to the same Owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

7. TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS. A transfer of ownership or assignment of a Contract, the designation of an Annuitant or other Beneficiary who is not also the Owner, the selection of certain maturity dates, or a change of Annuitant, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transfer, assignment, selection or change should contact a competent tax adviser in respect to the potential tax effects of such a transaction.

8. POSSIBLE CHANGES IN TAXATION. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the Federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

INDIVIDUAL RETIREMENT ANNUITIES
The Qualified Contract is designed for use with retirement plans that qualify for special Federal income tax treatment under Sections 219 and 408 of the Code, generally known as Traditional "Individual Retirement Annuities" ("IRAs"). Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Traditional IRAs are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into a Traditional IRA on a tax-deferred basis.

Under the tax qualification rules for Section 408 plans, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2, and must be made in a specified form and manner. Special rules and other restrictions may apply depending on the type of plan and the particular circumstances. Each Owner is responsible for making contributions and requesting distributions under the Contract that satisfy applicable tax rules, and should consult a qualified tax adviser.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    37

The above description of Federal income tax consequences pertaining to the Traditional IRA is only a brief summary and is not intended as tax advice. The rules governing the provisions of Traditional IRAs are complex and often difficult to comprehend. In addition, the Tax Reform Act of 1986 significantly changed a great many rules for Traditional IRAs. Anything less than full compliance with the applicable rules, all of which are subject to change, may have significant adverse tax consequences. Owners of Traditional IRAs are responsible for requesting distributions in accordance with, and for determining that contributions and other transactions comply with, applicable law. A prospective purchaser considering the purchase of a Contract in connection with a Traditional IRA should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as a Traditional IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRA")
The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a Traditional IRA. However, there are some differences. First, the contributions are not deductible. The Roth IRA is available to individuals depending on their level of income. The amount per individual that may be contributed to all IRAs (Roth and Traditional) is $2,000. In addition, the Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the Traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, required distributions at death are generally the same.

ADDITIONAL CONSIDERATIONS
1. DIVERSIFICATION. Section 817(h) of the Code requires that the investments of the Series Account must be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under
Section 72 of the Code. The Series Account, through the Trust, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Trust's assets may be invested. Western Reserve believes the Series Account will, thus, meet the diversification requirements of
Section 817(h). If the Series Account does not meet those diversification requirements, Owners would be taxed currently on any investment income under the Contract.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which

 38   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998
investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement further states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of more Sub-Accounts in which to allocate net purchase payments and Contract Values, and may be able to transfer among Sub-Accounts more frequently than in such rulings. These differences could result in an Owner being treated as the owner of a pro rata share of the assets of the Series Account. In addition, Western Reserve does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Western Reserve therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Series Account.

2. DISTRIBUTION-AT-DEATH RULES. The Code also requires Non-Qualified Annuity Contracts to contain specific provisions for distribution of the Contract proceeds upon the death of an Owner. In order to be treated as an Annuity Contract for Federal income tax purposes, the Code requires that such Contract provide that (a) if any Owner dies on or after the Maturity Date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the Owner's death; and (b) if any Owner dies before the Maturity Date, the entire interest in the Contract must generally be distributed within 5 years after the Owner's date of death. These requirements will be considered satisfied if the entire interest of the Contract is used to purchase an immediate annuity under which payments will begin within one year of the Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The Owner's Beneficiary is the person to whom ownership of the Contract passes because of death and must be a natural person. (In the Contract, the successor owner is the Owner's Beneficiary.) If the Beneficiary is the Owner's surviving spouse, the Contract may be continued with the surviving spouse as the new Owner. Non-Qualified Contracts will be reviewed and modified if necessary to attempt to assure that they comply with the Code requirements when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

3. WITHHOLDING. Withholding of Federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies Western Reserve of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

4. SECTION 1035 EXCHANGES. Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one Annuity Contract for another. If the surrendered Contract was issued prior to August 14, 1982, the tax rules that formerly

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    39
provided that the Surrender was taxable only to the extent the amount received exceeds the Owner's investment in the Contract will continue to apply to amounts allocable to investment in the Contract before August 14, 1982. In contrast, Contracts issued on or after January 19, 1985 in a Code Section 1035 exchange are treated as new Contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective purchasers wishing to take advantage of Code
Section 1035 should consult their tax advisers.

5. DIVERSIFICATION AND QUALIFIED PLANS. Code Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the Qualified Plans (described above) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Contracts from application of the diversification rules, the investment vehicle for Western Reserve's Qualified Contracts (i.e., the Trust) will be structured to comply with the diversification standards because it serves as the investment vehicle for Non-Qualified Contracts as well as Qualified Contracts.

                               THE FIXED ACCOUNT

An Owner may allocate Net Purchase Payments and transfer Annuity Value to the Fixed Account, which is part of Western Reserve's general account. The Insurance Department of the State of Washington has disapproved, for Contracts issued in Washington, the ability both to allocate Net Purchase Payments to the Fixed Account and to transfer Annuity Value from Sub-Accounts of the Series Account to the Fixed Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account, the general account nor any interests therein are generally subject to the provisions of these Acts, and Western Reserve has been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Annuity Value allocated to the Fixed Account (the "Fixed Account Value") will be credited with rates of interest, as described below. Because the Fixed Account Value becomes part of Western Reserve's general account, Western Reserve assumes the risk of investment gain or loss on this amount. All assets in the general account are subject to Western Reserve's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES
The Fixed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. Western Reserve presently credits the Fixed Account Value with current rates in excess of the minimum guarantee, but it is not obligated to do so. Western Reserve has no specific formula for determining current interest rates. Some of

 40   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998
the factors that Western Reserve may consider, in its sole discretion, in determining whether to credit interest in excess of the 4% guaranteed rate are: general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors. The Fixed Account Value will not share in the investment performance of the company's general account or any portion thereof. Because Western Reserve, at its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Fixed Account Value will be credited with different current interest rates.

Western Reserve further guarantees that when a higher or lower current interest rate is declared on an allocation to the Fixed Account Value, that new interest rate will be guaranteed on such allocation for at least a one year period measured from the date of each Purchase Payment or transfer (the "Guarantee Period"). At the end of the Guarantee Period, Western Reserve reserves the right to declare a new current interest rate on such allocation and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account Value on that date). The rate declared on such allocation and accrued interest thereon at the end of each Guarantee Period will be guaranteed again for another Guarantee Period. At the end of any Guarantee Period, any interest credited on the Fixed Account Value in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of Western Reserve. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Allocations from the Fixed Account Value to provide: a) partial withdrawal amounts, b) transfers to the Series Account, or c) the Annual Contract Charge are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.

Western Reserve reserves the right to change the method of crediting interest from time to time, provided that such changes will not have the effect of reducing the guaranteed rate of interest below 4% per annum.

FIXED ACCOUNT VALUE
At the end of any Valuation Period, the Fixed Account Value is equal to:

1. The sum of all Net Purchase Payments allocated to the Fixed Account; plus

2. Any amounts transferred from a Sub-Account to the Fixed Account; plus

3. Total interest credited to the Fixed Account; minus

4. Any amounts withdrawn from the Fixed Account to pay for partial withdrawals; minus

5. Any amounts transferred to a Sub-Account from the Fixed Account; minus

6. Any amounts charged to pay the Annual Contract Charge, premium tax, and transfer charges, if any.

ALLOCATIONS, TRANSFERS AND PARTIAL WITHDRAWALS
Net Purchase Payments and transfers to the Fixed Account will be allocated to the Fixed Account on the first Valuation Date on or following the date Western Reserve receives

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    41
the payment or transfer request at its Administrative Office, except that any allocation of an initial Net Purchase Payment will take place on the Contract Date.

Transfers may be made from the Fixed Account to a Sub-Account once each Contract Year. The amount that may be transferred is currently the entire amount available in the Fixed Account; however, Western Reserve reserves the right to limit the amount available to be transferred to the greater of (a) 25% of the amount in the Fixed Account, or (b) the amount transferred in the prior Contract Year from the Fixed Account, unless Western Reserve consents otherwise. No transfer charge will apply to transfers from the Fixed Account to a Sub-Account. Amounts may be withdrawn from the Fixed Account for partial withdrawals and Surrenders only upon written request and (other than for Surrenders) only with Western Reserve's consent. Western Reserve further reserves the right to defer payment of transfers, partial withdrawals, or Surrenders from the Fixed Account for up to six months. In addition, Contract provisions relating to transfers, partial withdrawals or Surrenders from the Series Account will also apply to the Fixed Account. Systematic Exchanges may be done from the Fixed Account. (See "THE CONTRACT - ACCUMULATION PROVISIONS - Systematic Exchanges," on page 25.)

                                DISTRIBUTION OF
                                 THE CONTRACTS

InterSecurities, Inc. ("ISI") located at 201 Highland Avenue, Largo, Florida 33770, an affiliate of Western Reserve, serves as the distributor and principal underwriter of the Contracts. ISI is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts have been retained by ISI for acting as distributor or principal underwriter for the Contracts. There are no sales commissions payable upon the sale of Contracts. The offering of Contracts will be made on a continuous basis.

                                 VOTING RIGHTS

To the extent required by law, Western Reserve will vote the Trust shares held in the Series Account at shareholder meetings of the Trust in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts of the Series Account. Except as required by the 1940 Act, the Trust does not hold regular or special shareholder meetings. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Western Reserve determines that it is permitted to vote the Trust shares in its own right, it may elect to do so.

The number of votes that an Owner has the right to instruct will be calculated separately for each Sub-Account, and will be determined during the Accumulation Period by dividing the portion of the Annuity Value in that Sub-Account by $100. Fractional shares will be counted. After the Maturity Date, the number of votes that an Annuitant has the right to instruct will be calculated based on the liability for future

 42   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998
variable annuity payments. This liability will be calculated on the basis of the mortality assumptions used in determining the number of units purchased by the Annuitant. Because this liability generally declines as any Annuitant ages, the number of votes attributable to that Annuitant will decrease over time.

The number of votes of the Portfolio that the Owner or Annuitant has the right to instruct will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Trust. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Trust.

Western Reserve will vote Trust shares as to which no timely instructions are received and Trust shares that are not attributable to Owners in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will reduce the votes eligible to be cast by Western Reserve.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

                               YEAR 2000 MATTERS

In October 1996, Western Reserve adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. Western Reserve has also engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the Plan.

As of the date of this Prospectus, Western Reserve has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with the appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, Western Reserve's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. See the Trust's prospectus for information on the Trust's preparation for Year 2000.

JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998    43

                               LEGAL PROCEEDINGS

Western Reserve, like other life insurance companies, is involved in lawsuits. Western Reserve is not aware of any class action lawsuits naming it as a Defendant or involving the Series Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Western Reserve believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Series Account or Western Reserve.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

The Statement of Additional Information contains information and financial statements relating to the Series Account and Western Reserve. The Table of Contents of the Statement of Additional Information is set forth below:

1. Custodian

2. Independent Accountants

3. Legal Matters

4. Calculation of Performance Related Information

5. Addition, Deletion, and Substitution of Investments

6. Calculation of Variable Annuity Payments

7. Financial Statements

8. Index to Financial Statements

Inquiries and requests for a Statement of Additional Information should be directed to Western Reserve Life Assurance Co. of Ohio, P.O. Box 9052, Clearwater, Florida 33758-9052; telephone number 1-800-504-4440.

 44   JANUS RETIREMENT ADVANTAGE(R) PROSPECTUS                       MAY 1, 1998

                         JANUS RETIREMENT ADVANTAGE (R)
                                   PROSPECTUS
                          A Variable Annuity Issued by
                   Western Reserve Life Assurance Co. of Ohio


                                  [JANUS LOGO]


Please direct all mail and inquiries to:
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Please complete and return Application to:

IF MAILED:
Janus Retirement Advantage
c/o Western Reserve Life Assurance Co. of Ohio
Attn: Annuity Dept.
P.O. Box 9052
Clearwater, FL 33758-9052

IF OVERNIGHT DELIVERY:
Janus Retirement Advantage
c/o Western Reserve Life Assurance Co. of Ohio
Attn: Annuity Dept.
201 Highland Avenue
Largo, FL 33770


                                  [JANUS LOGO]

                Janus Retirement Advantage (R) o 1-800-504-4440
                                     (5/98)

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

                         JANUS RETIREMENT ADVANTAGE(R)
        FLEXIBLE PAYMENT VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                      STATEMENT OF ADDITIONAL INFORMATION
                          WRL SERIES ANNUITY ACCOUNT B
                                  MAY 1, 1998

                                   ISSUED BY
                   Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                           Largo, Florida 33770-2597

            Please direct all telephone inquiries to 1-800-504-4440.

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Janus Retirement Advantage(R) Prospectus, dated May 1, 1998, which is available without charge by contacting Western Reserve Life Assurance Co. of Ohio ("Western Reserve") at P.O. Box 9052, Clearwater, Florida 33758-9052 or at the above telephone number.

                                      LOGO

                               TABLE OF CONTENTS

Custodian..................................................................... 3
Independent Accountants....................................................... 3
Legal Matters................................................................. 3
Calculation of Performance Related Information................................ 3
Advertising and Sales Literature.............................................. 5
Addition, Deletion, and Substitution of Investments........................... 5
Calculation of Variable Annuity Payments...................................... 5
Financial Statements.......................................................... 6
Index to Financial Statements................................................. 7
--------------------------------------------------------------------------------

                                   CUSTODIAN

     The assets of WRL Series Annuity Account B (the "Series Account") are held by Western Reserve. The assets of the Series Account are kept physically segregated and held apart from the general account and any other separate accounts of Western Reserve. Western Reserve maintains records of all purchases and redemptions of shares of the Janus Aspen Series (the "Trust"). Additional protection for the assets of the Series Account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage, to a limit of $12,000,000.

                            INDEPENDENT ACCOUNTANTS

     The accounting firm of Price Waterhouse LLP, independent accountants, provided audit services to the Series Account for the year ended December 31, 1997. The principal business address of Price Waterhouse LLP is 1055 Broadway, Kansas City, Missouri 64105. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1997. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

                                 LEGAL MATTERS

     Sutherland, Asbill & Brennan LLP, Washington, D.C., has provided advice on certain legal matters concerning Federal securities laws in connection with the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Vice President, Associate General Counsel and Assistant Secretary of Western Reserve.

                           CALCULATION OF PERFORMANCE
                              RELATED INFORMATION

A. YIELD AND EFFECTIVE YIELD QUOTATIONS FOR THE MONEY MARKET SUB-ACCOUNT

     YIELD. The yield quotation set forth in the Prospectus for the Money Market Sub-Account is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

     EFFECTIVE YIELD. The effective yield quotation for the Money Market Sub-Account set forth in the Prospectus is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing Sub-Account having a balance of one Unit in the Money Market Sub-Account at the beginning of the period. A hypothetical charge, reflecting deductions from Owner accounts, is subtracted from the balance. The difference is divided by the value of the Sub-Account at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

            EFFECTIVE YIELD = ([BASE PERIOD RETURN + 1](365/7)) - 1

     The effective yield is shown at least to the nearest hundredth of one percent.

     HYPOTHETICAL CHARGE. For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all Owner accounts in proportion to the length of the base period. Such fees and charges include the $30 Annual Contract Charge, calculated on the basis of an average Series Account Value per Contract of $39,217, which converts that charge to an annual rate of 0.08% of the Series Account Value. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Money Market Sub-Account and the Fund are excluded from the calculation of yield.

B. TOTAL RETURN AND YIELD QUOTATIONS FOR THE GROWTH, AGGRESSIVE GROWTH, CAPITAL APPRECIATION, INTERNATIONAL GROWTH, WORLDWIDE GROWTH, BALANCED, EQUITY INCOME, GROWTH AND INCOME, FLEXIBLE INCOME, HIGH-YIELD, AND SHORT-TERM BOND SUB-ACCOUNTS

     The total return description set forth in the Prospectuses for all of the Sub-Accounts except the Money Market Sub-Account holding assets for the Contracts during the Accumulation Period will be average annual total return quotations for the one, three, five, and ten-year periods (or, while a Sub-Account has been in existence for a period of less than one, three, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Series Account and for the period from the date monies were first placed into the Sub-Accounts until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1 + T)(n) = ERV

      where    P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               N =  number of years
             ERV = ending redeemable value at the end of the particular period of a hypothetical $1,000 payment made at the beginning of the particular period or at the end of the particular period.

     For purposes of the total return quotations for all of the Sub-Accounts except the Money Market Sub-Account, the calculations will take into account all fees that are charged to all Owner accounts during the Accumulation Period. Such fees do not include the $30 Annual Contract Charge, calculated on the basis of an estimated Series Account Value per Contract of $39,217 which converts that charge to an annual rate of 0.08% of the Series Account Value. The calculations will also assume a complete redemption as of the end of the particular period. The calculations will not reflect any deduction for premium taxes or any transfer charges that may be applicable to a particular Contract.

     The yield quotations for all of the Sub-Accounts except the Money Market Sub-Account representing the accumulation period set forth in the Prospectuses will be based on the thirty-day period ended on the date of the most recent balance sheet of the Series Account and will be computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                  a-b        (6)
  YIELD = 2   [(  ---  + 1 )] - 1
                  cd
      Where: a =  net investment income earned during the period by the corresponding portfolio of the Trust attributable to shares owned by the Sub-Account
             b = expenses accrued for the period (net of reimbursement) c = the average daily number of units outstanding during the period
             d =  the maximum offering price per unit on the last day of the period

     For purposes of the yield quotations for all of the Sub-Accounts except the Money Market Sub-Account, the calculations will take into account all fees that are charged to all Owner accounts during the Accumulation Period. Such fees do not include the $30 Annual Contract Charge. The calculations do not take into account any premium taxes or any transfer charges.

     Premium taxes currently range from 0% to 3.5% of Purchase Payments depending upon the jurisdiction in which the Contract is delivered. There is a transfer charge of $10.00 per transfer after twelve transfers in each Contract Year. (See "Charges and Deductions -- Transfer Charge" on page 19 of the Prospectus.)

C. OTHER PERFORMANCE DATA

     Western Reserve may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by these Sub-Accounts.

     Western Reserve may from time to time also disclose yield, standard total returns, and non-standard total returns for the Trust's Portfolios. Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

                                ADVERTISING AND
                                SALES LITERATURE

     As described in the Prospectus under "Federal Tax Matters - Taxation of Annuities," in general, a Contract Owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Annuity Value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, Western Reserve may use narrative, numerical, or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                            ADDITION, DELETION, AND
                          SUBSTITUTION OF INVESTMENTS

     Western Reserve reserves the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held by the Series Account or that the Series Account may purchase. Western Reserve reserves the right to eliminate the shares of any of the Portfolios of the Trust and to substitute shares of another Portfolio of the Trust or of another open-end registered investment company, if the shares of a Portfolio are no longer available for investment, or if in Western Reserve's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Series Account. Western Reserve will not, however, substitute any shares attributable to an Owner's interest in a Sub-Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law.

     Western Reserve also reserves the right to establish additional Sub-Accounts, each of which would invest in a new Portfolio of the Trust, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new Sub-Accounts will be made available to existing Owners on a basis to be determined by Western Reserve. Western Reserve may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions warrant.

     In the event of any such substitution or change, Western Reserve may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interests of persons having voting rights under the Contracts, the Series Account may be operated as a management company under the 1940 Act, or, subject to any required approval, it may be deregistered under that Act in the event such registration is no longer required.

     Western Reserve reserves the right to change the investment objective of any Sub-Account. Additionally, if required by law or regulation, Western Reserve will not materially change an investment objective of the Series Account or of a Portfolio designated for a Sub-Account unless a statement of the change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile or deemed approved in accordance with such law or regulation.

                                 CALCULATION OF
                           VARIABLE ANNUITY PAYMENTS

     Under a Series Account annuity option, the Owner applies his or her Annuity Proceeds (or a portion thereof) on the Maturity Date to one or more of the twelve Sub-Accounts designated to support annuity payments by purchasing units issued in connection with each Sub-Account selected by the Owner. The Annuity Unit Value of any Sub-Account will increase or decrease in accordance with the investment experience of that Sub-Account. The Annuity Unit Value of any Sub-Account at the end of a Valuation Period is equal to the product of (a) the Annuity Unit Value for that Sub-Account at the end of the immediately preceding Valuation Period, multiplied by (b) the net investment factor for that Sub-Account for the Valuation Period, multiplied by (c) the "assumed investment return adjustment factor" for the Valuation Period.

     The "assumed investment return adjustment factor" for a Valuation Period is the product of discount factors of .99986634 per day, and is designed to recognize the 5% effective annual assumed investment return.

     The net investment factor used to calculate the Annuity Unit Value in each Sub-Account for the Valuation Period is equal to (a) the net result of (1) the net asset value of a Trust share held in that Sub-Account determined as of the end of the current Valuation Period; plus (2) the per share amount of any dividend or capital gain distributions made by the Trust for shares held in that Sub-Account if the ex-dividend date occurs during the Valuation Period; plus or minus (3) a per share charge or credit for any taxes reserved for, which Western Reserve determines to have resulted from the investment operations of the Sub-Account; divided by (b) the net asset value of a Trust share held in the Sub-Account determined as of the end of the immediately preceding Valuation

Period; minus (c) a factor representing the mortality and expense risk charge and administrative charge. This factor is equal, on an annual basis, to 0.65% of the daily net asset value of a Trust share held in the Series Account for the Sub-Account.

     DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the Annuity Proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection and a 5% effective annual assumed investment return and assuming a Maturity Date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

     The amount of the first payment depends upon the adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age nearest birthday at the Maturity Date, adjusted as follows:

MATURITY DATE                                                   ADJUSTED AGE
--------------------------------------------------------------------------------
Before 2001                                                   Actual Age
2001 -- 2010                                                  Actual Age minus 1
2011 -- 2020                                                  Actual Age minus 2
2021 -- 2030                                                  Actual Age minus 3
2031 -- 2040                                                  Actual Age minus 4
--------------------------------------------------------------------------------

     After the year 2040 as determined by Western Reserve.

DETERMINATION OF SUBSEQUENT VARIABLE PAYMENTS

     The amount of variable annuity payments after the first will increase or decrease according to the Annuity Unit Value which reflects the investment experience of the selected Sub-Account(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that Sub-Account by the Annuity Unit Value of that Sub-Account on the date the first annuity payment is processed.

                              FINANCIAL STATEMENTS

     The financial statements of Western Reserve which are included in this Statement of Additional Information should be considered only as bearing on the ability of Western Reserve to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Series Account.

     Financial Statements for Western Reserve for the years ended December 31, 1997, 1996 and 1995 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles ("GAAP").

                                    INDEX TO
                              FINANCIAL STATEMENTS

WRL SERIES ANNUITY ACCOUNT B

    Statements of Assets, Liabilities and Equity Accounts as of December 31, 1997 and Statements of Operations for the year or period ended December 31, 1997

    Statements of Changes in Equity Accounts for the years or periods ended December 31, 1997 and 1996

    Selected Per Unit Data and Ratios for the years or periods ended December 31, 1997, 1996, 1995, 1994 and 1993

     Notes to Financial Statements

     Report of Independent Accountants dated January 30, 1998

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     Report of Independent Auditors dated February 27, 1998

     Statutory-basis balance sheets at December 31, 1997 and 1996

    Statutory-basis statements of operations for the years ended December 31, 1997, 1996 and 1995

    Statutory-basis statements of changes in capital and surplus for the years ended December 31, 1997, 1996 and 1995

    Statutory-basis statements of cash flows for the years ended December 31, 1997, 1996 and 1995

     Notes to Statutory-basis financial statements

     Statutory-basis financial statement schedules

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF ASSETS, LIABILITIES, AND EQUITY ACCOUNTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                    AGGRESSIVE            CAPITAL          INTERNATIONAL
                                                  GROWTH              GROWTH           APPRECIATION           GROWTH
          AS OF DECEMBER 31, 1997               SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Shares                                       1,584,351.353        981,961.758         205,865.421         845,897.297
 ------------------------------------------------------------------------------------------------------------------------------
  Investments at cost                            $24,784,325        $18,028,820          $2,609,570         $15,755,685
 ------------------------------------------------------------------------------------------------------------------------------
  Investments at net asset value                 $29,278,813        $20,179,315          $2,598,022         $15,632,182
Accrued transfers from/(to)
  depositor -- net                                   291,189            149,057              39,194            (366,624)
 ------------------------------------------------------------------------------------------------------------------------------
Total assets                                      29,570,002         20,328,372           2,637,216          15,265,558
 ------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:                                              --                 --                  --                  --
 ------------------------------------------------------------------------------------------------------------------------------
Net assets                                       $29,570,002        $20,328,372          $2,637,216         $15,265,558
 ------------------------------------------------------------------------------------------------------------------------------
EQUITY ACCOUNTS:
Contract owners' equity:
  Units                                       1,514,530.3792       984,381.1411        206,716.6848        821,409.1991
 ------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      $19.524205         $20.650916          $12.605192          $18.584596
 ------------------------------------------------------------------------------------------------------------------------------
  Value                                          $29,570,002        $20,328,372          $2,605,703         $15,265,558
 ------------------------------------------------------------------------------------------------------------------------------
Depositor's equity:
  Units                                                   --                 --          2,500.0000                  --
 ------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --                 --           12.605192                  --
 ------------------------------------------------------------------------------------------------------------------------------
  Value                                                   --                 --              31,513                  --
 ------------------------------------------------------------------------------------------------------------------------------
Total equity                                     $29,570,002        $20,328,372          $2,637,216         $15,265,558
 ------------------------------------------------------------------------------------------------------------------------------

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------
                                                                    AGGRESSIVE            CAPITAL          INTERNATIONAL
       FOR THE YEAR OR PERIOD ENDED               GROWTH              GROWTH           APPRECIATION           GROWTH
             DECEMBER 31, 1997                  SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT(1)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                         $365,450                  --             $8,192              $95,784
Capital gains                                      329,756                  --                 --               19,913
 ------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Mortality and expense risk charges                 152,763            $108,167              5,340               82,855
 ------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                       542,443            (108,167)             2,852               32,842
 ------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
  Net realized gain/(loss) from securities
     transactions                                1,479,545             813,080             41,020            2,550,511
  Change in unrealized
     appreciation/(depreciation)                 2,320,741           1,447,684            (11,548)            (742,560)
 ------------------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS                   3,800,286           2,260,764             29,472            1,807,951
 ------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
  resulting from operations                     $4,342,729          $2,152,597            $32,324           $1,840,793
 ------------------------------------------------------------------------------------------------------------------------------

(1) Period May 1, 1997 (inception) to December 31, 1997.

                       See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
     WORLDWIDE                                                   FLEXIBLE                               SHORT-TERM
      GROWTH             BALANCED          EQUITY INCOME          INCOME            HIGH-YIELD             BOND
    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
   1,904,285.342         643,777.043         222,118.876         305,303.905        303,312.102         171,389.076
-----------------------------------------------------------------------------------------------------------------------
     $42,899,820          $9,809,254          $2,968,707          $3,540,092         $3,538,617          $1,729,617
-----------------------------------------------------------------------------------------------------------------------
     $44,541,234         $11,246,785          $2,989,720          $3,596,480         $3,573,017          $1,521,935
        (387,161)             40,120              57,896              65,190           (660,469)                 --
-----------------------------------------------------------------------------------------------------------------------
      44,154,073          11,286,905           3,047,616           3,661,670          2,912,548           1,521,935
-----------------------------------------------------------------------------------------------------------------------
              --                  --                  --                  --                 --                  --
-----------------------------------------------------------------------------------------------------------------------
     $44,154,073         $11,286,905          $3,047,616          $3,661,670         $2,912,548          $1,521,935
-----------------------------------------------------------------------------------------------------------------------
  1,875,176.1461        608,080.4668        224,737.1962        250,305.0692       225,866.4190        127,534.6001
-----------------------------------------------------------------------------------------------------------------------
      $23.546627          $18.561532          $13.411608          $14.628828         $12.895002          $11.933507
-----------------------------------------------------------------------------------------------------------------------
     $44,154,073         $11,286,905          $3,014,087          $3,661,670         $2,912,548          $1,521,935
-----------------------------------------------------------------------------------------------------------------------
              --                  --          2,500.0000                  --                 --                  --
-----------------------------------------------------------------------------------------------------------------------
              --                  --           13.411608                  --                 --                  --
-----------------------------------------------------------------------------------------------------------------------
              --                  --              33,529                  --                 --                  --
-----------------------------------------------------------------------------------------------------------------------
     $44,154,073         $11,286,905          $3,047,616          $3,661,670         $2,912,548          $1,521,935
-----------------------------------------------------------------------------------------------------------------------

-------------------  -----------------------
     WORLDWIDE              MONEY
      GROWTH               MARKET
    SUB-ACCOUNT          SUB-ACCOUNT
-------------------  -----------------------
   1,904,285.342       6,242,688.860
-----------------------------------------------
     $42,899,820          $6,242,689
-----------------------------------------------
     $44,541,234          $6,242,689
        (387,161)          1,126,132
-----------------------------------------------
      44,154,073           7,368,821
-----------------------------------------------
              --                  --
-----------------------------------------------
     $44,154,073          $7,368,821
-----------------------------------------------
  1,875,176.1461        656,381.6656
-----------------------------------------------
      $23.546627          $11.226427
-----------------------------------------------
     $44,154,073          $7,368,821
-----------------------------------------------
              --                  --
-----------------------------------------------
              --                  --
-----------------------------------------------
              --                  --
-----------------------------------------------
     $44,154,073          $7,368,821
-----------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
     WORLDWIDE                                                   FLEXIBLE                               SHORT-TERM
      GROWTH             BALANCED          EQUITY INCOME          INCOME            HIGH-YIELD             BOND
    SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT(1)        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
        $427,145            $273,098              $2,212            $188,887           $116,829            $249,557
         203,012              11,585                  --               1,300                 --                 107
-----------------------------------------------------------------------------------------------------------------------
         246,214              52,909               4,384              17,695              9,454               8,194
-----------------------------------------------------------------------------------------------------------------------
         383,943             231,774              (2,172)            172,492            107,375             241,470
-----------------------------------------------------------------------------------------------------------------------
       6,632,556             594,287              97,518              84,370             49,208              36,895
        (108,118)            708,799              21,013              38,257             43,362            (205,104)
-----------------------------------------------------------------------------------------------------------------------
       6,524,438           1,303,086             118,531             122,627             92,570            (168,209)
-----------------------------------------------------------------------------------------------------------------------
      $6,908,381          $1,534,860            $116,359            $295,119           $199,945             $73,261
-----------------------------------------------------------------------------------------------------------------------

-------------------  -----------------------
     WORLDWIDE              MONEY
      GROWTH               MARKET
    SUB-ACCOUNT          SUB-ACCOUNT
-------------------  -----------------------
        $427,145            $403,764
         203,012                  --
--------------------------------------------
         246,214              52,003
--------------------------------------------
         383,943             351,761
--------------------------------------------
       6,632,556                  --
        (108,118)                 --
--------------------------------------------
       6,524,438                  --
--------------------------------------------
      $6,908,381            $351,761
--------------------------------------------

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

----------------------------------------------------------------------------------------------------------
                                                                                               CAPITAL
     FOR THE YEAR OR PERIOD ENDED                GROWTH               AGGRESSIVE GROWTH      APPRECIATION
DECEMBER 31, 1997 AND DECEMBER 31, 1996        SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
                                            1997         1996         1997         1996        1997(1)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income/(loss)               $542,443     $286,185    $(108,167)     $63,822        $2,852
Net gain/(loss) on investments            3,800,286    1,799,612    2,260,764      875,020        29,472
 ---------------------------------------------------------------------------------------------------------
Net increase/(decrease) in equity
  accounts resulting from operations      4,342,729    2,085,797    2,152,597      938,842        32,324
 ---------------------------------------------------------------------------------------------------------
EQUITY TRANSACTIONS:
Proceeds from units sold/(redeemed)       9,792,532    4,799,761      262,291    6,702,926     2,585,924
Less cost of units redeemed:
  Administrative charges                     10,747        8,882       12,220       11,557            75
  Surrender benefits                      1,239,711      304,288      894,332      488,330         5,957
  Death benefits                             10,820          235           --        1,357            --
 ---------------------------------------------------------------------------------------------------------
Increase/(decrease) from equity
  transactions                            8,531,254    4,486,356     (644,261)   6,201,682     2,579,892
 ---------------------------------------------------------------------------------------------------------
Net increase/(decrease) in equity
  accounts                               12,873,983    6,572,153    1,508,336    7,140,524     2,612,216
Depositor's equity
  contribution/(redemption)                      --       (1,452)          --       (1,849)       25,000
EQUITY ACCOUNTS:
Beginning of period                      16,696,019   10,125,318   18,820,036   11,681,361            --
 ---------------------------------------------------------------------------------------------------------
End of period                           $29,570,002  $16,696,019  $20,328,372  $18,820,036    $2,637,216
 ---------------------------------------------------------------------------------------------------------

---------------------------------------  -----------------------------

     FOR THE YEAR OR PERIOD ENDED          INTERNATIONAL GROWTH
DECEMBER 31, 1997 AND DECEMBER 31, 1996         SUB-ACCOUNT
---------------------------------------  -----------------------------
                                             1997         1996
---------------------------------------  -----------------------------
OPERATIONS:
Net investment income/(loss)                 $32,842      $60,618
Net gain/(loss) on investments             1,807,951      896,343
 ---------------------------------------------------------------------
Net increase/(decrease) in equity
  accounts resulting from operations       1,840,793      956,961
 ---------------------------------------------------------------------
EQUITY TRANSACTIONS:
Proceeds from units sold/(redeemed)        7,761,214    3,703,610
Less cost of units redeemed:
  Administrative charges                       3,888        2,040
  Surrender benefits                         484,107       63,430
  Death benefits                               4,726        1,633
 ---------------------------------------------------------------------
Increase/(decrease) from equity
  transactions                             7,268,493    3,636,507
 ---------------------------------------------------------------------
Net increase/(decrease) in equity
  accounts                                 9,109,286    4,593,468
Depositor's equity
  contribution/(redemption)                       --      (32,804)
EQUITY ACCOUNTS:
Beginning of period                        6,156,272    1,595,608
 ---------------------------------------------------------------------
End of period                            $15,265,558   $6,156,272
 ---------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
     FOR THE YEAR OR PERIOD ENDED           WORLDWIDE GROWTH              BALANCED          EQUITY INCOME
DECEMBER 31, 1997 AND DECEMBER 31, 1996        SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
                                            1997         1996         1997         1996        1997(1)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income/(loss)               $383,943     $190,327     $231,774      $84,055       $(2,172)
Net gain/(loss) on investments            6,524,438    3,754,842    1,303,086      534,086       118,531
 ---------------------------------------------------------------------------------------------------------
Net increase/(decrease) in equity
  accounts resulting from operations      6,908,381    3,945,169    1,534,860      618,141       116,359
 ---------------------------------------------------------------------------------------------------------
EQUITY TRANSACTIONS:
Proceeds from units sold/(redeemed)      14,687,402    8,933,782    4,796,830    1,501,584     2,945,035
Less cost of units redeemed:
  Administrative charges                     12,511        9,466        3,640        3,148            63
  Surrender benefits                        927,554      465,167      377,340       61,517        38,715
  Death benefits                              2,161        1,333           --          229            --
 ---------------------------------------------------------------------------------------------------------
Increase/(decrease) from equity
  transactions                           13,745,176    8,457,816    4,415,850    1,436,690     2,906,257
 ---------------------------------------------------------------------------------------------------------
Net increase/(decrease) in equity
  accounts                               20,653,557   12,402,985    5,950,710    2,054,831     3,022,616
Depositor's equity
  contribution/(redemption)                      --       (1,666)          --       (1,362)       25,000
EQUITY ACCOUNTS:
Beginning of period                      23,500,516   11,099,197    5,336,195    3,282,726            --
 ---------------------------------------------------------------------------------------------------------
End of period                           $44,154,073  $23,500,516  $11,286,905   $5,336,195    $3,047,616
 ---------------------------------------------------------------------------------------------------------

---------------------------------------  -----------------------------
     FOR THE YEAR OR PERIOD ENDED             FLEXIBLE INCOME
DECEMBER 31, 1997 AND DECEMBER 31, 1996         SUB-ACCOUNT
---------------------------------------  -----------------------------
                                             1997         1996
---------------------------------------  -----------------------------
OPERATIONS:
Net investment income/(loss)                $172,492     $136,562
Net gain/(loss) on investments               122,627       28,685
 ---------------------------------------------------------------------
Net increase/(decrease) in equity
  accounts resulting from operations         295,119      165,247
 ---------------------------------------------------------------------
EQUITY TRANSACTIONS:
Proceeds from units sold/(redeemed)        1,357,618     (326,493)
Less cost of units redeemed:
  Administrative charges                       1,137        1,223
  Surrender benefits                         188,030       73,878
  Death benefits                                  --          224
 ---------------------------------------------------------------------
Increase/(decrease) from equity
  transactions                             1,168,451     (401,818)
 ---------------------------------------------------------------------
Net increase/(decrease) in equity
  accounts                                 1,463,570     (236,571)
Depositor's equity
  contribution/(redemption)                       --       (1,197)
EQUITY ACCOUNTS:
Beginning of period                        2,198,100    2,435,868
 ---------------------------------------------------------------------
End of period                             $3,661,670   $2,198,100
 ---------------------------------------------------------------------

(1) Period May 1, 1997 (inception) to December 31, 1997.

                       See Notes to Financial Statements.

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

---------------------------------------------------------------------------------------------------------------------------------
         FOR THE YEAR OR PERIOD ENDED                  HIGH-YIELD              SHORT-TERM BOND            MONEY MARKET
    DECEMBER 31, 1997 AND DECEMBER 31, 1996            SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                                    1997       1996(1)        1997         1996         1997         1996
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income/(loss)                       $107,375     $18,226      $241,470      $39,719     $351,761     $157,414
Net gain/(loss) on investments                       92,570      24,534      (168,209)      (9,894)          --           --
 --------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in equity accounts
  resulting from operations                         199,945      42,760        73,261       29,825      351,761      157,414
 --------------------------------------------------------------------------------------------------------------------------------
EQUITY TRANSACTIONS:
Proceeds from units sold/(redeemed)               2,180,160     591,467       506,376     (173,543)   1,679,951    4,791,643
Less cost of units redeemed:
  Administrative charges                                192           6           777          883          907          626
  Surrender benefits                                 97,892          --        61,280       57,578      757,261      552,314
  Death benefits                                         --          --         4,797           --           --           --
 --------------------------------------------------------------------------------------------------------------------------------
Increase/(decrease) from equity transactions      2,082,076     591,461       439,522     (232,004)     921,783    4,238,703
 --------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in equity accounts        2,282,021     634,221       512,783     (202,179)   1,273,544    4,396,117
Depositor's equity contribution/(redemption)        (28,694)     25,000            --       (1,082)          --      (26,062)
EQUITY ACCOUNTS:
Beginning of period                                 659,221          --     1,009,152    1,212,413    6,095,277    1,725,222
 --------------------------------------------------------------------------------------------------------------------------------
End of period                                    $2,912,548    $659,221    $1,521,935   $1,009,152   $7,368,821   $6,095,277
 --------------------------------------------------------------------------------------------------------------------------------

(1) Period May 1, 1996 (inception) to December 31, 1996.

                       See Notes to Financial Statements.

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

SELECTED PER UNIT DATA AND RATIOS*

------------------------------------------------------------------------------------------------------------------
  FOR EACH YEAR OR PERIOD ENDED                         GROWTH                             AGGRESSIVE GROWTH
           DECEMBER 31                                SUB-ACCOUNT                             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
                                     1997      1996      1995      1994     1993(1)    1997      1996      1995
------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, BEGINNING
  OF PERIOD                          $16.01    $13.61    $10.55   $10.35    $10.00     $18.45    $17.21    $13.62
 -----------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income/(loss)          .42       .32       .26     (.04)      .03       (.12)      .07       .15
  Net realized and unrealized
    gain/(loss) on investments         3.09      2.08      2.80      .24       .32       2.32      1.17      3.44
 -----------------------------------------------------------------------------------------------------------------
  Total income/(loss) from
    operations                         3.51      2.40      3.06      .20       .35       2.20      1.24      3.59
 -----------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, END OF
  PERIOD                             $19.52    $16.01    $13.61   $10.55    $10.35     $20.65    $18.45    $17.21
 -----------------------------------------------------------------------------------------------------------------
  Total return**                     21.95%    17.61%    29.07%    1.90%     3.50%     11.93%     7.18%    26.41%
 -----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in
    thousands)                      $29,570   $16,696   $10,125   $4,758        $1    $20,328   $18,820   $11,681
  Ratio of net investment
    income/(loss) to average net
    assets***                         2.30%     2.10%     2.08%   (.35)%      .97%     (.65)%      .42%     1.00%
 -----------------------------------------------------------------------------------------------------------------

----------------------------------  -----------------------
  FOR EACH YEAR OR PERIOD ENDED      AGGRESSIVE GROWTH
           DECEMBER 31                  SUB-ACCOUNT
----------------------------------  -----------------------
                                      1994     1993(1)
----------------------------------  -----------------------
ACCUMULATION UNIT VALUE, BEGINNING
  OF PERIOD                          $11.81    $10.00
 -----------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income/(loss)          .08       .01
  Net realized and unrealized
    gain/(loss) on investments         1.73      1.80
 -----------------------------------------------------------------------------------------------------------------
  Total income/(loss) from
    operations                         1.81      1.81
 -----------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, END OF
  PERIOD                             $13.62    $11.81
 -----------------------------------------------------------------------------------------------------------------
  Total return**                     15.35%    18.05%
 -----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in
    thousands)                       $4,828        $1
  Ratio of net investment
    income/(loss) to average net
    assets***                          .63%      .15%
 -----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                  CAPITAL
 FOR EACH YEAR OR PERIOD ENDED  APPRECIATION          INTERNATIONAL GROWTH                 WORLDWIDE GROWTH
          DECEMBER 31           SUB-ACCOUNT                SUB-ACCOUNT                        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
                                  1997(3)      1997      1996      1995     1994(2)    1997      1996      1995
------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE,
  BEGINNING OF PERIOD              $10.00      $15.78   $11.80     $9.66    $10.00     $19.40    $15.14    $11.99
 -----------------------------------------------------------------------------------------------------------------
Income from operations:
  Net investment income/(loss)        .03         .05      .24      (.06)     (.05)       .23       .19      (.04)
  Net realized and unrealized
    gain/(loss) on investments       2.58        2.75     3.74      2.20      (.29)      3.92      4.07      3.19
 -----------------------------------------------------------------------------------------------------------------
  Total income/(loss) from
    operations                       2.61        2.80     3.98      2.14      (.34)      4.15      4.26      3.15
 -----------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, END OF
  PERIOD                           $12.61      $18.58   $15.78    $11.80     $9.66     $23.55    $19.40    $15.14
 -----------------------------------------------------------------------------------------------------------------
  Total return**                   26.05%      17.74%   33.75%    22.11%   (3.35)%     21.36%    28.12%    26.29%
 -----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                 $2,637     $15,266   $6,156    $1,596      $904    $44,154   $23,501   $11,099
  Ratio of net investment
    income/(loss) to average
    net assets***                    .35%        .26%    1.72%    (.66)%    (.89)%      1.01%     1.12%    (.32)%
 -----------------------------------------------------------------------------------------------------------------


-------------------------------  -----------------------

 FOR EACH YEAR OR PERIOD ENDED    WORLDWIDE GROWTH
          DECEMBER 31                SUB-ACCOUNT
-------------------------------  -----------------------
                                   1994     1993(1)
-------------------------------  -----------------------
ACCUMULATION UNIT VALUE,
  BEGINNING OF PERIOD             $11.91    $10.00
 -------------------------------------------------------
Income from operations:
  Net investment income/(loss)      (.10)      .02
  Net realized and unrealized
    gain/(loss) on investments       .18      1.89
 -------------------------------------------------------
  Total income/(loss) from
    operations                       .08      1.91
 -------------------------------------------------------
ACCUMULATION UNIT VALUE, END OF
  PERIOD                          $11.99    $11.91
 -------------------------------------------------------
  Total return**                    .68%    19.10%
 -------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                $6,738        $1
  Ratio of net investment
    income/(loss) to average
    net assets***                 (.86)%      .63%
 -------------------------------------------------------

------------------
* The above tables calculate the change for a unit outstanding by using the average units outstanding throughout each period.
**  Not annualized for periods of less than 1 full year.
*** Annualized for periods of less than 1 full year.
(1) Period September 13, 1993 (inception) to December 31, 1993.
(2) Period May 2, 1994 (inception) to December 31, 1994.
(3) Period May 1, 1997 (inception) to December 31, 1997.

                       See Notes to Financial Statements.

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

SELECTED PER UNIT DATA AND RATIOS*

---------------------------------------------------------------------------------------------------------------------------------
         FOR EACH YEAR OR PERIOD ENDED                                   BALANCED                             EQUITY INCOME
                  DECEMBER 31                                           SUB-ACCOUNT                            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                                   1997        1996        1995        1994       1993(1)        1997(3)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD       $15.30     $13.26      $10.72      $10.72      $10.00         $10.00
 --------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                        .49        .28         .13         .05         .08           (.03)
  Net realized and unrealized gain/(loss) on
    investments                                      2.77       1.76        2.41        (.05)        .64           3.44
 --------------------------------------------------------------------------------------------------------------------------------
  Total income/(loss) from operations                3.26       2.04        2.54          --         .72           3.41
 --------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, END OF PERIOD             $18.56     $15.30      $13.26      $10.72      $10.72         $13.41
 --------------------------------------------------------------------------------------------------------------------------------
  Total return**                                   21.31%     15.36%      23.73%       0.00%       7.20%         34.12%
 --------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)      $11,287     $5,336      $3,283      $2,162          $1         $3,048
  Ratio of net investment income/(loss) to
    average net assets***                           2.84%      1.98%       1.08%        .51%       2.61%         (.32)%
 --------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                FLEXIBLE INCOME                             HIGH-YIELD
FOR EACH YEAR OR PERIOD ENDED DECEMBER 31                         SUB-ACCOUNT                               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                             1997        1996        1995        1994       1993(1)      1997       1996(1)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, BEGINNING OF
  PERIOD                                     $13.17      $12.15       $9.90     $10.07      $10.00       $11.19      $10.00
 --------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                  .88         .83         .57        .41         .10          .90         .55
  Net realized and unrealized gain/(loss)
    on investments                              .58         .19        1.68       (.58)       (.03)         .81         .64
 --------------------------------------------------------------------------------------------------------------------------------
  Total income/(loss) from operations          1.46        1.02        2.25       (.17)        .07         1.71        1.19
 --------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, END OF PERIOD       $14.63      $13.17      $12.15      $9.90      $10.07       $12.90      $11.19
 --------------------------------------------------------------------------------------------------------------------------------
  Total return**                             11.04%       8.41%      22.81%    (1.74)%        .70%       15.22%      11.91%
 --------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in
    thousands)                               $3,662      $2,198      $2,436       $893          $1       $2,913        $659
  Ratio of net investment income/(loss)
    to average net assets***                  6.33%       6.75%       5.53%      4.69%       3.43%        7.37%       7.88%
 --------------------------------------------------------------------------------------------------------------------------------

------------------
* The above tables calculate the change for a unit outstanding by using the average units outstanding throughout each period.
**  Not annualized for periods of less than 1 full year.
*** Annualized for periods of less than 1 full year.
(1) Period September 13, 1993 (inception) to December 31, 1993.
(2) Period May 1, 1995 (inception) to December 31, 1995.
(3) Period May 1, 1996 (inception) to December 31, 1996.

                       See Notes to Financial Statements.

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

SELECTED PER UNIT DATA AND RATIOS*

-----------------------------------------------------------------------------------------------------------------------------
                                                               SHORT-TERM BOND                     MONEY MARKET
  FOR EACH YEAR OR PERIOD ENDED DECEMBER 31                      SUB-ACCOUNT                        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
                                                1997      1996      1995      1994     1993(1)    1997     1996(1)   1995(2)
-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD    $11.26    $10.90    $10.04   $10.03    $10.00     $10.74    $10.30    $10.00
 --------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                    2.23       .38       .40      .50       .10        .49       .44       .30
  Net realized and unrealized gain/(loss) on
    investments                                 (1.56)     (.02)       .46    (.49)     (.07)         --        --        --
 --------------------------------------------------------------------------------------------------------------------------------
  Total income/(loss) from operations              .67       .36       .86      .01       .03        .49       .44       .30
 --------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, END OF PERIOD          $11.93    $11.26    $10.90   $10.04    $10.03     $11.23    $10.74    $10.30
 --------------------------------------------------------------------------------------------------------------------------------
  Total return**                                 6.03%     3.24%     8.61%     .08%      .30%      4.49%     4.28%     3.03%
 --------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)    $1,522    $1,009    $1,212   $2,437        $1     $7,369    $6,095    $1,725
  Ratio of net investment income/(loss) to
    average net assets***                       19.19%     3.51%     4.11%    5.35%     3.45%      4.43%     4.19%     4.42%
 --------------------------------------------------------------------------------------------------------------------------------

-----------------------
* The above tables calculate the change for a unit outstanding by using the average units outstanding throughout each period.
**  Not annualized for periods of less than 1 full year.
*** Annualized for periods of less than 1 full year.
(1) Period September 13, 1993 (inception) to December 31, 1993.
(2) Period May 1, 1995 (inception) to December 31, 1995.
(3) Period May 1, 1996 (inception) to December 31, 1996.

                       See Notes to Financial Statements.

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

NOTE 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Annuity Account B (the "Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Account encompasses the Janus Retirement Advantage, a tax-deferred variable annuity contract (the "Contracts") issued by WRL. The Account contains eleven investment options referred to as Sub-Accounts. Each Sub-Account invests in the corresponding Portfolio of the Janus Aspen Series Trust (collectively referred to as the "Fund" and individually as a "Portfolio"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. On May 1, 1997, WRL made an initial contribution of $50,000 to the Account. The amount of the contribution and units received were as follows:

     SUB-ACCOUNT             CONTRIBUTION        UNITS
-----------------------------------------------------------
Capital Appreciation            $25,000        2,500.000000
Equity Income                   $25,000        2,500.000000
-----------------------------------------------------------

     The Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

     The investments in the Trust's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1997. Investment transactions are accounted for on the trade date, using the Fund NAV per share next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

     The operations of the Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current law, the investment income of the Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for federal income taxes has been made.

C. ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2. CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A. CONTRACT CHARGES

     On each anniversary through the maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts. Deduction of the annual contract charge is currently waived when the account value on the anniversary is equal to or greater than $25,000.

B. ANNUITY SUB-ACCOUNT CHARGE

     A daily charge equal to an annual rate of .65% of average daily net assets of each Sub-Account is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

NOTE 3. DIVIDENDS AND DISTRIBUTIONS

     Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Fund Portfolios are typically declared and reinvested semiannually, while capital gains distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Account on the next business day after the ex-date. Dividends are not declared by the Account because the increase in value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Account. Consequently, a dividend distribution by the underlying fund does not change either the unit price or equity values within the Account.

NOTE 4. SECURITIES TRANSACTIONS

     Securities transactions are summarized as follows:

       FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997
                                                                  PURCHASES OF          PROCEEDS FROM SALES
                        SUB-ACCOUNT                           LONG-TERM SECURITIES    OF LONG-TERM SECURITIES
-------------------------------------------------------------------------------------------------------------
Growth                                                            $12,981,344               $ 4,189,222
Aggressive Growth                                                  17,916,638                18,842,261
Capital Appreciation(1)                                             2,940,090                   371,540
International Growth                                               27,371,441                19,701,421
Worldwide Growth                                                   50,469,846                35,901,302
Balanced                                                            6,513,802                 1,887,763
Equity Income(1)                                                    3,727,836                   856,647
Flexible Income                                                     3,336,990                 2,047,223
High-Yield                                                          4,097,726                 1,271,419
Short-Term Bond                                                     3,046,098                 2,362,208
Money Market                                                       67,285,406                67,112,623
-------------------------------------------------------------------------------------------------------------

(1) Period May 1, 1997 (inception) to December 31, 1997.

NOTE 5. EQUITY TRANSACTIONS

  FOR THE YEAR ENDED DECEMBER 31, 1997
                                                 UNITS                                                  UNITS
                                                BALANCE             UNITS             UNITS            BALANCE
               SUB-ACCOUNT                 BEGINNING OF YEAR        ISSUED           REDEEMED        END OF YEAR
------------------------------------------------------------------------------------------------------------------
Growth                                      1,042,859.6844        993,522.4840      521,851.7892    1,514,530.3792
Aggressive Growth                           1,020,107.0897      1,242,294.4941    1,278,020.4427      984,381.1411
Capital Appreciation(1)                                 --        285,252.3760       76,035.6912      209,216.6848
International Growth                          390,010.6011      2,044,356.3123    1,612,957.7143      821,409.1991
Worldwide Growth                            1,211,235.2007      3,135,720.1340    2,471,779.1886    1,875,176.1461
Balanced                                      348,749.4610        500,188.3158      240,857.3100      608,080.4668
Equity Income(1)                                        --        338,534.2546      111,297.0584      227,237.1962
Flexible Income                               166,841.2528        282,109.4873      198,645.6709      250,305.0692
High-Yield                                     58,905.1379        383,919.4188      216,958.1377      225,866.4190
Short-Term Bond                                89,662.3361        287,846.7071      249,974.4431      127,534.6001
Money Market                                  567,317.3363      9,554,325.3890    9,465,261.0597      656,381.6656
------------------------------------------------------------------------------------------------------------------

(1) Period May 1, 1997 (inception) to December 31, 1997.

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

NOTE 6. OTHER MATTERS

     As of December 31, 1997, the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
Growth                                                        $4,494,488
Aggressive Growth                                              2,150,495
Capital Appreciation                                             (11,548)
International Growth                                            (123,503)
Worldwide Growth                                               1,641,414
Balanced                                                       1,437,531
Equity Income                                                     21,013
Flexible Income                                                   56,388
High-Yield                                                        34,400
Short-Term Bond                                                 (207,682)
Money Market                                                         N/A
------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF WESTERN RESERVE
LIFE ASSURANCE CO. OF OHIO AND CONTRACT OWNERS
OF THE JANUS RETIREMENT ADVANTAGE WRL SERIES
ANNUITY ACCOUNT B

     In our opinion, the accompanying statement of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Janus Retirement Advantage WRL Series Annuity Account B (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Account") at December 31, 1997, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

/s/ PRICE WATERHOUSE

Kansas City, Missouri
January 30, 1998

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Account, is based solely upon the reports of the other auditors.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

     Also, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                         ERNST & YOUNG LLP

Des Moines, Iowa
February 27, 1998

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

BALANCE SHEETS - STATUTORY BASIS
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------
                                                                            DECEMBER 31
-----------------------------------------------------------------------------------------------------
                                                                     1997                1996
-----------------------------------------------------------------------------------------------------
ADMITTED ASSETS
Cash and invested assets:
  Cash and short-term investments                                 $   13,896          $    2,480
  Bonds                                                              255,919             359,579
  Common stocks:
     Affiliated entities (cost: 1997 - $150)                             319                  --
     Other (cost: 1997 and 1996 - $302)                                  428                 597
  Mortgage loans on real estate                                        4,824               6,049
  Home office properties                                              19,964               7,962
  Policy loans                                                        76,741              52,604
-----------------------------------------------------------------------------------------------------
Total cash and invested assets                                       372,091             429,271
Premiums deferred and uncollected                                      1,928               1,943
Accrued investment income                                              4,088               5,940
Receivable from affiliates                                                --               1,165
Transfers from separate accounts                                     279,958             204,181
Other assets                                                           5,221               3,962
Separate account assets                                            4,814,594           3,527,145
-----------------------------------------------------------------------------------------------------
Total admitted assets                                             $5,477,880          $4,173,607
-----------------------------------------------------------------------------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Aggregate reserves for policies and contracts:
     Life                                                         $  186,523          $  155,166
     Annuity                                                         296,290             332,230
  Policy and contract claim reserves                                  10,929               8,584
  Other policyholders' funds                                           3,877               3,104
  Remittances and items not allocated                                  9,184               9,107
  Federal income taxes payable                                         2,283               1,266
  Asset valuation reserve                                              2,436               5,710
  Interest maintenance reserve                                         9,134               7,451
  Short-term note payable to affiliate                                 8,200                  --
  Payable to affiliate                                                 1,925              20,463
  Other liabilities                                                   19,257              13,082
  Separate account liabilities                                     4,812,979           3,521,888
-----------------------------------------------------------------------------------------------------
Total liabilities                                                  5,363,017           4,078,051
Commitments and contingencies
Capital and surplus:
  Common stock, $1.00 par value, 1,500 shares authorized,
     issued and outstanding                                            1,500               1,500
  Paid-in surplus                                                     88,015              68,015
  Unassigned surplus                                                  25,348              26,041
-----------------------------------------------------------------------------------------------------
Total capital and surplus                                            114,863              95,556
-----------------------------------------------------------------------------------------------------
Total liabilities and capital and surplus                         $5,477,880          $4,173,607
-----------------------------------------------------------------------------------------------------

                            See accompanying notes.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

STATEMENTS OF OPERATIONS - STATUTORY BASIS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------------------------
                                                                 1997                1996                1995
---------------------------------------------------------------------------------------------------------------------
Revenues:
  Premiums and other considerations, net of reinsurance:
     Life                                                     $  394,370          $  293,590           $191,508
     Annuity                                                     822,149             740,125            378,390
  Net investment income                                           40,013              36,067             40,891
  Amortization of interest maintenance reserve                     1,576               1,335                882
  Commissions and expense allowances on reinsurance
     ceded                                                            11                  11                 11
  Other income                                                     3,016              13,398              8,237
---------------------------------------------------------------------------------------------------------------------
                                                               1,261,135           1,084,526            619,919
Benefits and expenses:
  Benefits paid or provided for:
     Life                                                         28,060              21,256             17,844
     Surrender benefits                                          431,939             286,406            206,250
     Other benefits                                               28,112              23,270             19,530
     Increase (decrease) in aggregate reserves for
       policies and contracts:
       Life                                                       29,485              80,139            (15,132)
       Annuity                                                   (35,940)             12,877              5,229
       Other                                                         794                 422                109
---------------------------------------------------------------------------------------------------------------------
                                                                 482,450             424,370            233,830
     Insurance expenses:
       Commissions                                               179,106             140,261             82,903
       General insurance expenses                                 70,546              47,406             37,246
       Taxes, licenses and fees                                   13,101              10,848              8,919
       Transfer to separate accounts                             519,214             452,471            242,427
       Other expenses                                                 21                  60                 34
---------------------------------------------------------------------------------------------------------------------
                                                                 781,988             651,046            371,529
---------------------------------------------------------------------------------------------------------------------
                                                               1,264,438           1,075,416            605,359
---------------------------------------------------------------------------------------------------------------------
Gain (loss) from operations before federal income taxes
  and realized capital gains (losses) on investments              (3,303)              9,110             14,560
Federal income tax expense                                           469               9,297              8,917
---------------------------------------------------------------------------------------------------------------------
Gain (loss) from operations before realized capital
  gains (losses) on investments                                   (3,772)               (187)             5,643
Net realized capital gains (losses) on investments (net
  of related federal income taxes and amounts
  transferred to interest maintenance reserve)                       747                (811)            (1,678)
---------------------------------------------------------------------------------------------------------------------
Net income (loss)                                             $   (3,025)         $     (998)          $  3,965
---------------------------------------------------------------------------------------------------------------------

                            See accompanying notes.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------------
                                                  COMMON              PAID-IN           UNASSIGNED         TOTAL CAPITAL
                                                   STOCK              SURPLUS             SURPLUS           AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, 1995                        $1,500              $68,015             $25,505            $ 95,020
  Net income for 1995                                 --                   --               3,965               3,965
  Net unrealized capital losses                       --                   --                (500)               (500)
  Decrease in non-admitted assets                     --                   --                 903                 903
  Decrease in asset valuation reserve                 --                   --               2,901               2,901
  Increase in surplus in separate accounts            --                   --                 541                 541
  Change in reserve valuation                         --                   --              (3,496)             (3,496)
  Other adjustments                                   --                   --              (1,395)             (1,395)
---------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 1995                       1,500               68,015              28,424              97,939
  Net loss for 1996                                   --                   --                (998)               (998)
  Net unrealized capital gains                        --                   --               1,294               1,294
  Decrease in non-admitted assets                     --                   --                 199                 199
  Increase in asset valuation reserve                 --                   --                (120)               (120)
  Increase in surplus in separate accounts            --                   --                 237                 237
  Change in reserve valuation                         --                   --              (2,995)             (2,995)
---------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 1996                       1,500               68,015              26,041              95,556
  Net loss for 1997                                   --                   --              (3,025)             (3,025)
  Increase in non-admitted assets                     --                   --                (702)               (702)
  Decrease in asset valuation reserve                 --                   --               3,274               3,274
  Decrease in surplus in separate accounts            --                   --              (2,115)             (2,115)
  Change in reserve valuation                         --                   --              (1,872)             (1,872)
  Capital contribution                                --               20,000                  --              20,000
  Tax effect of capital loss carry-forward
     utilized by affiliates                           --                   --               3,747               3,747
---------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 1997                      $1,500              $88,015             $25,348            $114,863
---------------------------------------------------------------------------------------------------------------------------

                            See accompanying notes.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

STATEMENTS OF CASH FLOWS - STATUTORY BASIS
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------------------------
                                                                 1997                1996                1995
---------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance         $1,224,228          $1,046,548           $ 577,986
Net investment income                                             43,802              38,666              42,359
Life and accident and health claims                              (26,005)            (20,655)            (16,759)
Surrender benefits and other fund withdrawals                   (431,939)           (286,406)           (206,250)
Other benefits to policyholders                                  (28,147)            (22,129)            (19,041)
Commissions, other expenses and other taxes                     (261,352)           (196,373)           (128,341)
Net transfers to separate accounts                              (596,347)           (658,326)           (242,427)
Federal income taxes paid                                         (5,006)             (9,449)             (7,531)
Interest paid                                                       (731)                 --                  --
Other, net                                                        (6,768)             28,325              (4,284)
---------------------------------------------------------------------------------------------------------------------
Net cash used in operating activities                            (88,265)            (79,799)             (4,288)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
  Bonds and preferred stocks                                     146,963             122,820             108,554
  Common stocks                                                       --                  --               2,108
  Mortgage loans on real estate                                    2,116                 132               1,954
  Real estate                                                         --               4,304                  --
  Other                                                               --                 175                  --
---------------------------------------------------------------------------------------------------------------------
                                                                 149,079             127,431             112,616
Cost of investments acquired
  Bonds and preferred stocks                                     (40,418)            (26,826)           (139,402)
  Common stocks                                                     (150)                 (4)               (589)
  Mortgage loans on real estate                                     (891)                 --                  (6)
  Real estate                                                    (12,002)             (7,837)               (449)
  Policy loans                                                   (24,137)            (15,479)             (9,605)
  Other                                                               --                  (5)                 --
---------------------------------------------------------------------------------------------------------------------
                                                                 (77,598)            (50,151)           (150,051)
---------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities               71,481              77,280             (37,435)
FINANCING ACTIVITIES
Issuance of short-term note payable to affiliate                   8,200                  --                  --
Capital contribution                                              20,000                  --                  --
---------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                         28,200                  --                  --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash and short-term investments            11,416              (2,519)            (41,723)
Cash and short-term investments at beginning of year               2,480               4,999              46,722
---------------------------------------------------------------------------------------------------------------------
Cash and short-term investments at end of year                $   13,896          $    2,480           $   4,999
---------------------------------------------------------------------------------------------------------------------

                            See accompanying notes.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
DECEMBER 31, 1997

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of the Netherlands.

NATURE OF BUSINESS

     The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

BASIS OF PRESENTATION

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally carried at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; and (l) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company.

     The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's statutory surplus cannot be determined at this time and could be material.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     Other significant statutory accounting practices are as follows:

CASH AND CASH EQUIVALENTS

     For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

INVESTMENTS

     Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market and include shares of mutual funds (money market and other), and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office property is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

     Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

     During 1997, 1996 and 1995, net realized capital gains of $3,259, $2,394 and $554, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,576, $1,335 and $882 for the years ended December 31, 1997, 1996 and 1995, respectively.

     Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 1997, 1996 and 1995, with respect to such practices.

AGGREGATE RESERVES FOR POLICIES

     Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

     The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

     Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

POLICY AND CONTRACT CLAIM RESERVES

     Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

     Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,164,013, $997,513 and $466,822 in 1997, 1996 and 1995,
respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

RECLASSIFICATIONS

     Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

     Investment Securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

     Mortgage Loans and Policy Loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

     Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                                           DECEMBER 31
                                                               1997                            1996
-------------------------------------------------------------------------------------------------------------------
                                                   CARRYING VALUE    FAIR VALUE    CARRYING VALUE    FAIR VALUE
-------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
Bonds                                                $  255,919      $  267,763      $  359,579      $  372,319
Common stocks                                               747             747             597             597
Mortgage loans on real estate                             4,824           5,143           6,049           6,134
Policy loans                                             76,741          76,741          52,604          52,604
Cash and short-term investments                          13,896          13,896           2,480           2,480
Separate account assets                               4,814,594       4,814,594       3,527,145       3,527,145
LIABILITIES
Investment contract liabilities                         280,121         276,113         321,293         314,748
Separate account annuities                            3,615,255       3,565,557       2,692,614       2,647,266
-------------------------------------------------------------------------------------------------------------------

3. INVESTMENTS

     The carrying value and estimated fair value of investments in debt securities are as follows:

                                                                          GROSS         GROSS       ESTIMATED
                                                            CARRYING    UNREALIZED    UNREALIZED      FAIR
                                                             VALUE        GAINS         LOSSES        VALUE
-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 1997
Bonds:
  United States Government and agencies                     $  3,675     $     9        $   30      $  3,654
  State, municipal and other government                        3,855         360            --         4,215
  Public utilities                                            15,794         904           403        16,295
  Industrial and miscellaneous                               121,513       7,700           710       128,503
  Mortgage-backed securities                                 111,082       4,198           184       115,096
-----------------------------------------------------------------------------------------------------------------
Total bonds                                                 $255,919     $13,171        $1,327      $267,763
-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 1996
Bonds:
  United States Government and agencies                     $ 11,422     $    13        $  292      $ 11,143
  State, municipal and other government                        5,504         274            --         5,778
  Public utilities                                            14,808         848            80        15,576
  Industrial and miscellaneous                               173,097       8,889           910       181,076
  Mortgage-backed securities                                 154,748       4,617           619       158,746
-----------------------------------------------------------------------------------------------------------------
Total bonds                                                 $359,579     $14,641        $1,901      $372,319
-----------------------------------------------------------------------------------------------------------------

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     The carrying value and fair value of bonds at December 31, 1997 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
----------------------------------------------------------------------------------------
Due in one year or less                                       $ 18,310     $ 18,467
Due one through five years                                      67,005       70,952
Due five through ten years                                      29,508       30,621
Due after ten years                                             30,014       32,627
----------------------------------------------------------------------------------------
                                                               144,837      152,667
Mortgage and other asset backed securities                     111,082      115,096
----------------------------------------------------------------------------------------
                                                              $255,919     $267,763
----------------------------------------------------------------------------------------

     A detail of net investment income is presented below:

                                                                 YEAR ENDED DECEMBER 31
                                                               1997       1996       1995
-----------------------------------------------------------------------------------------------
Interest on bonds                                             $25,723    $33,969    $38,624
Dividends on equity investments                                10,855         --         30
Interest on mortgage loans                                        478        559        573
Rental income on real estate                                    1,371        919      1,014
Interest on policy loans                                        4,656      3,339      2,353
Other investment income                                            26          9        328
-----------------------------------------------------------------------------------------------
Gross investment income                                        43,109     38,795     42,922
Investment expenses                                            (3,096)    (2,728)    (2,031)
-----------------------------------------------------------------------------------------------
Net investment income                                         $40,013    $36,067    $40,891
-----------------------------------------------------------------------------------------------

     Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                   YEAR ENDED DECEMBER 31
                                                                1997        1996        1995
--------------------------------------------------------------------------------------------------
Proceeds                                                      $146,963    $122,820    $108,554
--------------------------------------------------------------------------------------------------
Gross realized gains                                          $  3,921    $  2,984    $  1,631
Gross realized losses                                              626         791       1,346
--------------------------------------------------------------------------------------------------
Net realized gains                                            $  3,295    $  2,193    $    285
--------------------------------------------------------------------------------------------------

     At December 31, 1997, bonds with an aggregate carrying value of $5,474 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

     Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                         REALIZED
------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                               1997        1996       1995
------------------------------------------------------------------------------------------------
Debt securities                                               $ 3,295    $  2,193    $   285
Mortgage loans                                                     --          --     (1,409)
Real estate                                                        --        (606)        --
Other invested assets                                              --          (4)        --
------------------------------------------------------------------------------------------------
                                                                3,295       1,583     (1,124)
Tax benefit                                                      (711)         --         --
Transfer to interest maintenance reserve                       (3,259)     (2,394)      (554)
------------------------------------------------------------------------------------------------
Net realized gains (losses)                                   $   747    $   (811)   $(1,678)
------------------------------------------------------------------------------------------------

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                                                                   CHANGE IN UNREALIZED
------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                               1997        1996       1995
------------------------------------------------------------------------------------------------
Debt securities                                               $  (896)   $(14,442)   $36,399
Common stock                                                       --         (66)      (236)
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)              $  (896)   $(14,508)   $36,163
------------------------------------------------------------------------------------------------

     Gross unrealized gains (losses) on common stocks were as follows:

                                                                      UNREALIZED
--------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31
                                                              1997       1996       1995
--------------------------------------------------------------------------------------------
Unrealized gains                                              $295        295       $361
Unrealized losses                                               --         --         --
--------------------------------------------------------------------------------------------
Net unrealized gains                                          $295        295       $361
--------------------------------------------------------------------------------------------

     During 1997, the Company issued one mortgage loan with an interest rate of 8.07%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 69%. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.

     During 1997, 1996 and 1995, no mortgage loans were foreclosed and transferred to real estate. During 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $54 and $138, respectively.

     At December 31, 1997, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

4. REINSURANCE

     The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                                                 1997          1996         1995
------------------------------------------------------------------------------------------------------
Direct premiums                                               $1,219,271    $1,034,757    $570,413
Reinsurance assumed                                                2,389         2,063       1,569
Reinsurance ceded                                                 (5,141)       (3,105)     (2,084)
------------------------------------------------------------------------------------------------------
Net premiums earned                                           $1,216,519    $1,033,715    $569,898
------------------------------------------------------------------------------------------------------

     The Company received reinsurance recoveries in the amount of $2,288, $2,156 and $512 during 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2,721 and $974, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $1,369 and $1,140, respectively.

5. INCOME TAXES

     For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital gains (losses) for the following reasons:

                                                               1997       1996      1995
---------------------------------------------------------------------------------------------
Computed tax at federal statutory rate (35%)                  $(1,156)   $3,189    $5,096
Deferred acquisition costs - tax basis                          9,164     7,172     4,241
Tax reserve valuation                                            (194)     (696)      (34)
Excess tax depreciation                                          (127)      (65)      (49)
Amortization of IMR                                              (552)     (467)     (309)
Dividend received deduction                                    (5,326)       --        --
Other, net                                                     (1,340)      164       (28)
---------------------------------------------------------------------------------------------
Federal income tax expense                                    $   469    $9,297    $8,917
---------------------------------------------------------------------------------------------

     For the year ended December 31, 1997, federal income tax benefit differs from the amount computed by applying the statutory federal income tax rate to realized gains due to the recognition for tax purposes of a deferred loss previously incurred on a transfer of bonds from the Company to an affiliate.

     Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

     In 1995, the Company reached a final settlement with the Internal Revenue Service for 1987 through 1993 resulting in taxes of $1,275 and interest of $120 (net of $65 tax effect). The assessment was charged to surplus as a prior period adjustment. An examination is currently underway for years 1994 through 1995.

     At December 31, 1996, the Company had capital loss carryforwards of approximately $10,705, which were utilized by the Company's affiliates in the consolidated tax return filing in 1997. This transaction resulted in a receipt from the Company's affiliate of $3,747, which was credited directly to unassigned surplus.

6. POLICY AND CONTRACT ATTRIBUTES

     Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately
 .03% and .04% of life insurance in force at December 31, 1997 and 1996, respectively.

     A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                               DECEMBER 31
                                                                      1997                      1996
-----------------------------------------------------------------------------------------------------------------
                                                                           PERCENT                   PERCENT
                                                               AMOUNT      OF TOTAL      AMOUNT      OF TOTAL
-----------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal with market value
  adjustment                                                 $   13,812        1%      $   14,881        1%
Subject to discretionary withdrawal at book value less
  surrender charge                                               68,376        2           63,619        2
Subject to discretionary withdrawal at market value           3,615,255       91        2,692,614       89
Subject to discretionary withdrawal at book value (minimal
  or no charges or adjustments)                                 201,457        5          239,204        7
Not subject to discretionary withdrawal provision                16,572        1           17,603        1
-----------------------------------------------------------------------------------------------------------------
                                                              3,915,472      100%       3,027,921      100%
-----------------------------------------------------------------------------------------------------------------
Less reinsurance ceded                                               --                        --
-----------------------------------------------------------------------------------------------------------------
Total policy reserves on annuities and deposit fund
  liabilities                                                $3,915,472                $3,027,921
-----------------------------------------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                 1997         1996         1995
-----------------------------------------------------------------------------------------------------
Transfers as reported in the summary of operations of the
  separate accounts statement:
  Transfers to separate accounts                              $1,164,013    $ 997,513    $466,882
  Transfers from separate accounts                               646,477      339,523     224,416
-----------------------------------------------------------------------------------------------------
Net transfers to separate accounts                               517,536      657,990     242,466
Reconciling adjustments - change in accruals for investment
  management, administration fees and contract guarantees,
  and separate account surplus                                     1,678     (205,519)        (39)
-----------------------------------------------------------------------------------------------------
Transfers as reported in the summary of operations of the
  life, accident and health annual statement                  $  519,214    $ 452,471    $242,427
-----------------------------------------------------------------------------------------------------

     Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                              GROSS     LOADING     NET
---------------------------------------------------------------------------------------------
DECEMBER 31, 1997
Ordinary direct first year business                           $    2     $  1      $    1
Ordinary direct renewal business                               1,350      140       1,210
Group life direct business                                       717       --         717
---------------------------------------------------------------------------------------------
                                                              $2,069     $141      $1,928
---------------------------------------------------------------------------------------------
DECEMBER 31, 1996
Ordinary direct first year business                           $   40     $  9      $   31
Ordinary direct renewal business                               1,431      225       1,206
Group life direct business                                       622       --         622
Annuity renewal business                                          94       10          84
---------------------------------------------------------------------------------------------
                                                              $2,187     $244      $1,943
---------------------------------------------------------------------------------------------

     At December 31, 1997 and 1996, the Company had insurance in force aggregating $1,710 and $1,904, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Department of the State of Ohio. The Company established policy reserves of $26 and $27 to cover these deficiencies at December 31, 1997 and 1996, respectively.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $1,872, $2,995 and $3,496 was made for the years ended December 31, 1997, 1996 and 1995, respectively, related to the change in reserve methodology.

7. DIVIDEND RESTRICTIONS

     Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.

8. RETIREMENT AND COMPENSATION PLANS

     The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB Statement No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $659, $581 and $505 for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

     The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $448, $184 and $305 for the years ended December 31, 1997, 1996 and 1995, respectively.

     AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

     In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $99, $98 and $86 for the years ended December 31, 1997, 1996 and 1995, respectively.

9. RELATED PARTY TRANSACTIONS

     The Company shares certain officers, employees and general expenses with affiliated companies.

     The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $10,040, $10,038 and $8,825, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1997, 1996 and 1995, the Company received $4,395, $3,271 and $4,545, respectively, for such services, which approximates their cost. The Company had a net payable with affiliates of $1,925 and $19,298 at December 31, 1997 and 1996, respectively.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.33% at December 31, 1997. During 1997, 1996 and 1995, the Company paid (received) net interest of $364, $138 and $(294), respectively, to (from) affiliates.

     The Company received capital contributions of $20,000 from its parent in 1997.

     At December 31, 1997, the Company has a $8,200 short-term note payable to an affiliate. Interest on this note accrues at 5.60%.

10. COMMITMENTS AND CONTINGENCIES

     The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

     The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $4,007 and $4,344 and an offsetting premium tax benefit of $1,070 and $1,218 at December 31, 1997 and 1996, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $0, $212 and $1,950 at December 31, 1997, 1996 and 1995, respectively.

11. YEAR 2000 (UNAUDITED)

     AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

     Since the Year 2000 computer problem, and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

SUMMARY OF INVESTMENTS OTHER THAN
INVESTMENTS IN RELATED PARTIES
(DOLLARS IN THOUSANDS)
DECEMBER 31, 1997

SCHEDULE I

                                                                                      AMOUNT AT WHICH
                                                                                       SHOWN IN THE
TYPE OF INVESTMENT                                            COST(1)      VALUE       BALANCE SHEET
---------------------------------------------------------------------------------------------------------
FIXED MATURITIES
Bonds:
  United States Government and government agencies and
     authorities                                              $ 65,611    $ 68,452       $ 65,611
  States, municipalities and political subdivisions              1,840       1,974          1,840
  Foreign governments                                            2,015       2,241          2,015
  Public utilities                                              15,794      16,295         15,794
  All other corporate bonds                                    170,659     178,801        170,659
---------------------------------------------------------------------------------------------------------
Total fixed maturities                                         255,919     267,763        255,919
EQUITY SECURITIES
Common stocks:
  Industrial, miscellaneous and all other                          452         747            747
---------------------------------------------------------------------------------------------------------
Total equity securities                                            452         747            747
Mortgage loans on real estate                                    4,824                      4,824
Real estate                                                     19,964                     19,964
Policy loans                                                    76,741                     76,741
Cash and short-term investments                                 13,896                     13,896
---------------------------------------------------------------------------------------------------------
Total investments                                             $371,796                   $372,091
---------------------------------------------------------------------------------------------------------

----------------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

SUPPLEMENTARY INSURANCE INFORMATION
(DOLLARS IN THOUSANDS)

SCHEDULE III

                                                                                              BENEFITS,
                                                                                               CLAIMS,
                                                                                                LOSSES
                                      FUTURE POLICY   POLICY AND                    NET          AND         OTHER
                                      BENEFITS AND     CONTRACT      PREMIUM     INVESTMENT   SETTLEMENT   OPERATING
                                        EXPENSES      LIABILITIES    REVENUE      INCOME*      EXPENSES    EXPENSES*
------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
Individual life                         $177,088        $ 9,533     $  390,452    $13,742      $ 88,738    $176,303
Group life                                 9,435            805          3,918        810         3,986       3,292
Annuity                                  296,290            591        822,149     25,461       389,726      83,179
------------------------------------------------------------------------------------------------------------------------
                                        $482,813        $10,929     $1,216,519    $40,013      $482,450    $262,774
------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1996
Individual life                         $145,964        $ 7,017     $  289,375    $ 8,228      $125,861    $124,181
Group life and health                      9,202            713          4,215      3,940         3,828       2,818
Annuity                                  332,230            854        740,125     23,899       294,681      71,576
------------------------------------------------------------------------------------------------------------------------
                                        $487,396        $ 8,584     $1,033,715    $36,067      $424,370    $198,575
------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
Individual life                         $ 64,128        $ 5,811     $  188,143    $ 9,470      $ 20,048    $ 83,709
Group life                                 7,904            701          3,365      1,054         2,774         946
Annuity                                  319,353            100        378,390     30,367       211,008      44,447
------------------------------------------------------------------------------------------------------------------------
                                        $391,385        $ 6,612     $  569,898    $40,891      $233,830    $129,102
------------------------------------------------------------------------------------------------------------------------

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

REINSURANCE
(DOLLARS IN THOUSANDS)

SCHEDULE IV

                                                                           ASSUMED                   PERCENTAGE
                                                              CEDED TO       FROM                    OF AMOUNT
                                                  GROSS        OTHER        OTHER          NET        ASSUMED
                                                 AMOUNT      COMPANIES    COMPANIES      AMOUNT        TO NET
-------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
Life insurance in force                        $40,221,361   $6,776,447   $2,692,822   $36,137,736       7.5%
-------------------------------------------------------------------------------------------------------------------
Premiums:
  Individual life                              $   395,361   $    4,910   $       --   $   390,452       0.0%
  Group life and health                              1,761          231        2,389         3,918      61.0
  Annuity                                          822,149           --           --       822,149       0.0
-------------------------------------------------------------------------------------------------------------------
                                               $ 1,219,271   $    5,141   $    2,389   $ 1,216,519       0.2%
-------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1996
Life insurance in force                        $28,168,880   $4,463,986   $2,210,601   $25,915,495       8.5%
-------------------------------------------------------------------------------------------------------------------
Premiums:
  Individual life                              $   292,239   $    2,863   $       --   $   289,376       0.0%
  Group life and health                              2,393          242        2,063         4,214      49.0
  Annuity                                          740,125           --           --       740,125       0.0
-------------------------------------------------------------------------------------------------------------------
                                               $ 1,034,757   $    3,105   $    2,063   $ 1,033,715       0.2%
-------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
Life insurance in force                        $19,438,203   $1,365,119   $1,619,378   $19,692,462       8.2%
-------------------------------------------------------------------------------------------------------------------
Premiums:
  Individual life                              $   189,870   $    1,727   $       --   $   188,143       0.0%
  Group life                                         2,153          357        1,569         3,365      46.6
  Annuity                                          378,390           --           --       378,390       0.0
-------------------------------------------------------------------------------------------------------------------
                                               $   570,413   $    2,084   $    1,569   $   569,898       0.2%
-------------------------------------------------------------------------------------------------------------------

                      This page intentionally left blank.

WRL Series Annuity Account B

                                     PART C

                                OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

               (a)    Financial Statements

                      The financial  statements for the WRL Series  Annuity  Account B and for
                      Western  Reserve Life  Assurance  Co. of Ohio  ("Western  Reserve")  are
                      included in Part B.

               (b)    Exhibits


                      (1) Copy of resolution of the Board of Directors of Western Reserve establishing the Series Account.


                      (2)    Not Applicable.

                      (3)    Distribution of Contracts

                             (a)    Form of Master Agreement. (3)
                             (b)    Form of Participation Agreement. (3)
                             (c)    Form of Principal Underwriting and Distribution
                                    Agreement. (3)
                             (d)    Broker-Dealer Selling Agreement

                      (4)    Form of Specimen  Flexible Payment Variable Accumulation
                             Deferred Annuity Contract. (1)

                      (5)    (a)    Application Form for Flexible Payment Variable
                                    Accumulation Deferred Annuity Contract.(3)
                             (b)    Endorsement (Form END00117-04/95). (4)

                      (6)    (a)    Copy of Second Amended Articles of Incorporation of
                                    Western Reserve.(1)
                             (b)    Copy of Amended Code of Regulations of Western Reserve.
                                    (1)

                      (7)    Not Applicable.

                      (8)    Not Applicable.


                      (9)    Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality
                             of Securities Being Registered. (4)



                      (10)   (a)    Written Consent of Sutherland, Asbill &
                                    Brennan LLP

                             (b)    Written Consent of Ernst & Young LLP

                             (c)    Written Consent of Price Waterhouse LLP

                      (11)   Not Applicable.

                      (12)   Not Applicable.

                      (13)   Schedules for Computation of Performance
                             Quotations. (2)

                      (14)   Not Applicable.

                      (15)   (a) Powers of Attorney (4) (b) Power of Attorney -
                             James R. Walker (5)

-------------------------------------

(1) This exhibit was previously filed on Form N-4 Registration Statement dated May 25, 1993 and is incorporated herein by reference.
(2) This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 29, 1993 (File No. 33-49550) and is incorporated herein by reference.
(3) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated August 18, 1993 (File No. 33-63246) and is incorporated herein by reference.
(4) This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-4 Registration Statement dated April 28, 1995 (File No. 33-63246) and is incorporated herein by reference.
(5) This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 Registration Statement dated April 23, 1997 (File No. 33-63246) and is incorporated herein by reference.


Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           PRINCIPAL                     POSITION AND OFFICES
     NAME               BUSINESS ADDRESS                     WITH DEPOSITOR
    ------              ----------------                 ---------------------

John R. Kenney                 (1)                       Chairman of the Board,
                                                         Chief Executive Officer
                                                         and President

Patrick S. Baird        4333 Edgewood Rd. N.E.           Director
                        Cedar Rapids, Iowa 52499

Lyman H. Treadway       30195 Chagrin Blvd.              Director
                        Suite 210N
                        Cleveland, Ohio  44124

-------------------------
(1)  201 Highland Avenue, Largo, Florida 33770

                            PRINCIPAL               POSITION AND OFFICES
    NAME                 BUSINESS ADDRESS               WITH DEPOSITOR
   ------                ----------------           ---------------------

James R. Walker          3320 Office Park Drive     Director
                         Dayton, Ohio  45439

Jack E. Zimmerman        507 St. Michel Circle      Director
                         Kettering, Ohio  45429

Alan M. Yaeger                  (1)                 Executive Vice President
                                                    Actuary, and Chief Financial
                                                    Officer

G. John Hurley                  (1)                 Executive Vice President
                                                    and Chief Operating Officer

William H. Geiger               (1)                 Senior Vice President,
                                                    Secretary and General
                                                    Counsel

Allan J. Hamilton               (1)                 Vice President, Treasurer
                                                    and Controller

-------------------------
(1)  201 Highland Avenue, Largo, Florida 33770

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

VERENGING AEGON Netherlands Membership Association
AEGON n.v. Netherlands Corporation  (53.63%)
   AEGON Netherland N.V. Netherlands Corporation (100%)
   AEGON Nevark Holding B.V. Netherlands Corporation (100%)
   Groninger Financieringen B.V. Netherlands Corporation (100%)
   AEGON International N.V. Netherlands Corporation (100%)
       Voting Trust - (Trustees - K.J. Storm, Donald J. Shepard, H.B. Van Wijk, Dennis Hersch)
       AEGON U.S. Holding Corporation (DE) (100%)
       Short Hills Management Company (NJ) (100%)
       CORPA Reinsurance Company (NY) (100%) AEGON Management Company (IN) (100%) RCC North America Inc. (DE) (100%)
      AEGON USA, Inc. - Holding Co. (IA) (100%)
       First AUSA Life Insurance Company - Insurance Holding Co. (MD) (100%)
             AUSA Life Insurance Company, Inc. - Insurance (NY) (100%)
             Life Investors Insurance Company of America - Insurance (IA)(100%)
               Bankers United Life  Assurance  Company - Insurance (IA) (100%)
             PFL Life Insurance Company - Insurance (IA) (100%)
             Southwest Equity Life Insurance Company - Insurance (AZ) (100%
              Voting Common)
             Iowa Fidelity Life Insurance Company - Insurance (AZ) (100% Voting
              Common)
             Western Reserve Life Assurance Co. of Ohio - Insurance (OH) (100%)

             WRL Series Fund, Inc. - Mutual fund  (MD)
       Monumental  Life  Insurance   Company  -  Insurance  (MD)  (100%)
             Monumental General Casualty Company - Insurance (MD) (100%) United Financial Services, Inc. - General Agency
             (MD) (100%) Bankers  Financial  Life  Insurance  Company -
             Insurance (AZ) The Whitestone Corporation - Insurance agency (MD) (100%)
       Cadet Holding Corp. - Holding company  (IA) (100%)

        AUSA Holding Company - Holding company (MD) (100%)
             Monumental General Insurance Group, Inc. - Holding company
               (MD)(100%)
             Monumental General Administrators, Inc. - Provides management services to unaffiliated third party administrator (MD)(100%)
             Executive Management and Consultant Services, Inc. - Provides
               actuarial consulting services  (MD) (100%)
             Monumental General Mass Marketing, Inc. - Marketing arm for sale of mass marketed insurance coverages  (MD) (100%)
             AUSA Financial Markets, Inc. - Marketing  (IA) (100%)
             Universal Benefits Corporation - Third party administrator
               (IA)(100%)
            Investors Warranty of America, Inc. - Provider of automobile extended maintenance contracts  (IA) (100%)
             Massachusetts Fidelity Trust Company - Trust company (IA) (100%) Money Services, Inc. - Provides financial counseling for employees and agents of affiliated companies  (DE) (100%)
             Zahorik Company, Inc. - Broker-dealer  (CA) (100%)
               ZCI, Inc. (AL) (100%)
             InterSecurities, Inc. - Broker-dealer  (DE) (100%)
               ISI Insurance Agency Inc. & its Subsidiaries  - Insurance agency
                 (CA) (100%)
               Associated Mariner Financial Group, Inc. - Holding company management services (MI) (100%)
                 Mariner Financial Services, Inc. - Broker/Dealer  (MI) (100%)
                   Mariner/ISI Planning Corporation - Financial planning
                    (MI)(100%)
                 Associated Mariner Agency, Inc. and its Subsidiaries- Insurance
                    agency (MI)(100%)
                 Mariner Mortgage Corporation - Mortgage origination (MI) (100%)
             Idex Investor Services, Inc. - Shareholder services (FL) (100%) IDEX Management, Inc. - Investment adviser (DE) (50%)
                 IDEX Series Fund - Mutual fund (MA) Transunion Casualty Company
                     - Insurance (IA) (100%)
             AUSA Institutional Marketing Group, Inc. - Insurance agency
               (MN)(100%)
             Colorado Annuity Agency, Inc. - Insurance agency (MN) (100%) Diversified Investment Advisors, Inc. - Registered investment advisor (DE)(100%)
               Diversified Investors Securities Corporation - Broker-dealer (DE)
                    (100%)
             AEGON USA Securities, Inc. - Broker-dealer  (IA) (100%)
               AEGON USA Managed Portfolios, Inc. - Mutual fund  (MD)
             American Forum for Fiscal Fitness, Inc. - Marketing (IA) (100%) Supplemental Insurance Division, Inc. - Insurance (TN) (100%) Creditor Resources, Inc. - Credit insurance (MI) (100%)
               CRC Creditor Resources Canadian Dealer Network Inc. - Insurance
                    agency (Canada)
             AEGON USA Investment Management, Inc. - Investment advisor
                    (IA)(100%)
             AEGON USA Realty Advisors, Inc.- Provides real estate
                     administrative and real estate investment services
                     (IA)(100%)
               QUANTRA Corporation - (DE) (100%)
                  QUANTRA Software Corporation - (DE) (100%)
                  Landauer Realty Advisors, Inc. - Real estate counseling
                     (IA)(100%)

                 Landauer Associates, Inc. - Real estate counseling (DE) (100%) AEGON USA Realty Management, Inc. - Real estate management
                     (IA) (100%)
                 Realty Information Systems, Inc. - Information systems for real estate investment management  (IA) (100%)
                 USP Real Estate Investment Trust - Real estate investment trust
                     (IA)
                 Cedar Income Fund Ltd. - Real estate investment trust  (IA)

Item 27. NUMBER OF CONTRACTOWNERS.


         As of March 31, 1998, 4,059 non-qualified contracts and 134 qualified contracts were In Force.


Item 28. INDEMNIFICATION

         Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                                        OHIO GENERAL CORPORATION LAW

         SECTION 1701.13  AUTHORITY OF CORPORATION.

         (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

         (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

              (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

              (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

              (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

              (c) By the shareholders;

              (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

              (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

              (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

              (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

         (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

         (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

         (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

         EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

         (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

         (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

         Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER

      (a) InterSecurities, Inc. ("ISI"), formerly known as IDEX Distributors, Inc. and before that, as Pioneer Western Distributors, Inc., currently distributes securities of WRL Series Life Account and the IDEX Series Fund managed by IDEX Management, Inc., an affiliate of ISI.
      (b)   Directors and Officers of ISI

                                  PRINCIPAL                POSITION AND OFFICES
        NAME                   BUSINESS ADDRESS              WITH UNDERWRITER
        ----                   ----------------            --------------------

   John R. Kenney                     (1)                  Chairman of the
                                                            Board

   G. John Hurley                     (1)                  Director, President
                                                           and Chief Executive
                                                            Officer

   Thomas R. Moriarty                 (1)                 Senior Vice President

   William H. Geiger                  (1)                 Director and Secretary

   William G. Cummings                (1)                 Vice President and
                                                            Treasurer
   -------------------------
   (1)  201 Highland Avenue, Largo, Florida 33770

         (c)   Compensation to Principal Underwriter

               Not Applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, or other documents required to be maintained by
         Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 201 Highland Avenue, Largo, Florida 33770.

Item 31. MANAGEMENT SERVICES

         Not Applicable

Item 32. UNDERTAKINGS

         Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Item 33. NOT APPLICABLE.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Largo, State of Florida, on this 18th day of April, 1998.



                                  WRL SERIES ANNUITY ACCOUNT B
                                  (Registrant)

                                  By:  /s/ JOHN R. KENNEY
                                     -----------------------------
                                 John R. Kenney, Chairman of the Board, Chief
                                 Executive Officer and President of Western
                                 Reserve Life Assurance Co. of Ohio

                                 WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                 (Depositor)

                                  By:  /s/ JOHN R. KENNEY
                                     -----------------------------
                                  John R. Kenney, Chairman of the Board, Chief
                                  Executive Officer and President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                         TITLE                             DATE
---------                         -----                             ----


 /s/ JOHN R. KENNEY               Chairman of the Board,         April 18, 1998
------------------------          Chief Executive Officer
John R. Kenney                    and President
                                  (Principal Executive
                                  Officer)


 /s/ALLAN J. HAMILTON             Vice President, Treasurer      April 18, 1998
---------------------             and Controller
Allan J. Hamilton

 /s/ ALAN M. YAEGER               Executive Vice President,      April 18, 1998
---------------------             Actuary and Chief Financial
Alan M. Yaeger */                 Officer


 /s/ PATRICK S. BAIRD             Director                       April 18, 1998
----------------------
Patrick S. Baird */


 /s/ JAMES R. WALKER              Director                       April 18, 1998
----------------------
James R. Walker */


 /s/ LYMAN H. TREADWAY            Director                       April 18, 1998
----------------------
Lyman H. Treadway */


 /s/JACK E. ZIMMERMAN             Director                       April 18, 1998
----------------------
Jack E. Zimmerman */



*/  /s/ THOMAS E. PIERPAN
--  ---------------------
     Signed by Thomas E. Pierpan
     As Attorney-in-fact

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               EXHIBITS FILED WITH
                      POST-EFFECTIVE AMENDMENT NO. 5 TO THE
                             REGISTRATION STATEMENT
                                   ON FORM N-4

                          WRL SERIES ANNUITY ACCOUNT B
                            REGISTRATION NO. 33-63246

                                  EXHIBIT INDEX


EXHIBIT                     DESCRIPTION
  NO.                        OF EXHIBIT
-------                     -----------

(b)(1) Copy of Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio establishing the Series Account

(10)(a)        Consent of Sutherland, Asbill & Brennan LLP

(10)(b)        Consent of Ernst & Young LLP

(10)(c)        Consent of Price Waterhouse LLP